Statement of Investments
July 31, 2023 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—98.2%
CHINA—98.2%
Consumer Discretionary—12.1%
BYD Co. Ltd., A Shares(a)	12,100	$ 461,861
BYD Co. Ltd., H Shares(b)	8,500	302,753
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)(b)	61,895	1,093,952
China Tourism Group Duty Free Corp. Ltd., H Shares(b)(c)	12,300	197,589
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	173,241	919,590
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	133,642	1,110,722
		4,086,467
Consumer Staples—18.4%
By-health Co. Ltd., A Shares(a)	130,688	387,042
Chacha Food Co. Ltd., A Shares(a)	83,100	477,391
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)(b)	99,571	646,613
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	131,300	527,354
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	10,763	2,840,616
Proya Cosmetics Co. Ltd., A Shares(a)	50,793	803,048
Wuliangye Yibin Co. Ltd., A Shares(a)	21,037	534,321
		6,216,385
Energy—0.0%
G3 Exploration Ltd.(b)(d)(e)(f)	53,000	–
Financials—16.9%
Bank of Ningbo Co. Ltd., A Shares(a)	261,216	1,066,114
China International Capital Corp. Ltd., A Shares(a)	92,300	516,623
China International Capital Corp. Ltd., H Shares(c)	168,400	372,692
China Merchants Bank Co. Ltd., A Shares(a)	340,432	1,698,900
Ping An Bank Co. Ltd., A Shares(a)	398,800	688,706
Ping An Insurance Group Co. of China Ltd., A Shares(a)	188,837	1,395,147
		5,738,182
Health Care—11.4%
Aier Eye Hospital Group Co. Ltd., A Shares(a)	471,627	1,330,714
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	85,167	820,747
Hangzhou Tigermed Consulting Co. Ltd., H Shares(c)	14,800	96,218
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares(a)	84,355	526,985
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	26,010	1,079,318
		3,853,982
Industrials—20.0%
Centre Testing International Group Co. Ltd., A Shares(a)	445,188	1,252,869
Contemporary Amperex Technology Co. Ltd., A Shares(a)	48,102	1,603,576
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)(b)	200,400	404,056
Hefei Meiya Optoelectronic Technology, Inc., Class A	35,030	129,449
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	160,362	546,105
Shanghai International Airport Co. Ltd., A Shares(a)(b)	32,910	218,738
Shanghai M&G Stationery, Inc., A Shares(a)	127,280	797,455
Shares		Value

Shenzhen Inovance Technology Co. Ltd., A Shares(a)	58,889	$ 585,786
Sungrow Power Supply Co. Ltd., A Shares(a)	40,578	634,070
Zhejiang Weixing New Building Materials Co. Ltd., A Shares(a)	201,500	611,959
		6,784,063
Information Technology—14.1%
Glodon Co. Ltd., A Shares(a)	216,004	977,703
Hundsun Technologies, Inc., A Shares(a)	164,595	948,729
LONGi Green Energy Technology Co. Ltd., A Shares(a)	87,088	364,894
Luxshare Precision Industry Co. Ltd., A Shares(a)	134,270	608,283
Maxscend Microelectronics Co. Ltd., A Shares(a)	36,080	608,610
SG Micro Corp., A Shares(a)	31,213	368,878
Venustech Group, Inc., A Shares(a)	109,900	450,369
Yonyou Network Technology Co. Ltd., A Shares(a)	175,799	464,777
		4,792,243
Materials—3.8%
Wanhua Chemical Group Co. Ltd., A Shares(a)(b)	53,917	739,061
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(a)(b)	39,620	535,983
		1,275,044
Real Estate—1.5%
China Vanke Co. Ltd., A Shares(a)	235,573	503,476
Total China		33,249,842
Total Common Stocks		33,249,842
EXCHANGE-TRADED FUNDS—1.1%
KraneShares Bosera MSCI China A 50 Connect Index ETF	14,591	364,200
Total Exchange-Traded Funds		364,200
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(g)	291,088	291,088
Total Short-Term Investment		291,088
Total Investments (Cost $44,225,095)—100.2%		33,905,130
Liabilities in Excess of Other Assets—(0.2%)		(67,151)
Net Assets—100.0%		$33,837,979

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2023.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.9%
AUSTRALIA—0.8%
Materials—0.8%
BHP Group Ltd., ADR	12,800	$ 801,920
BRAZIL—1.7%
Industrials—1.0%
CCR SA	383,700	1,078,376
Materials—0.7%
Vale SA, ADR	48,100	703,703
Total Brazil		1,782,079
CANADA—1.2%
Energy—1.2%
Enbridge, Inc.	35,200	1,295,360
CHINA—1.9%
Financials—1.2%
Ping An Insurance Group Co. of China Ltd., H Shares	169,500	1,235,102
Real Estate—0.7%
China Vanke Co. Ltd., H Shares	498,900	707,116
Total China		1,942,218
DENMARK—1.2%
Financials—1.2%
Tryg A/S	64,700	1,277,424
EGYPT—0.7%
Energy—0.7%
Energean PLC	47,900	711,851
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	167,600	658,825
FRANCE—6.7%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	1,210	1,123,809
Consumer Staples—1.2%
Danone SA	21,000	1,282,401
Energy—1.1%
TotalEnergies SE, ADR	19,400	1,180,490
Industrials—1.7%
Alstom SA	36,300	1,111,515
Teleperformance	4,650	674,430
		1,785,945
Utilities—1.6%
Engie SA	101,700	1,668,422
Total France		7,041,067
GERMANY—2.4%
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,800	1,054,048
Utilities—1.4%
RWE AG(a)	34,600	1,489,137
Total Germany		2,543,185
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	26,800	1,129,942
Shares		Value

JAPAN—2.1%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	170,900	$ 1,376,129
Real Estate—0.8%
GLP J-REIT	800	788,131
Total Japan		2,164,260
NETHERLANDS—6.3%
Consumer Staples—1.0%
Heineken NV	10,400	1,017,967
Financials—1.2%
ING Groep NV, Series N	85,000	1,240,716
Industrials—1.3%
Ferrovial SE	40,610	1,345,773
Information Technology—2.8%
ASML Holding NV	1,700	1,217,657
BE Semiconductor Industries NV	14,900	1,779,039
		2,996,696
Total Netherlands		6,601,152
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	92,700	992,348
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	129,500	1,296,004
SPAIN—1.0%
Consumer Discretionary—1.0%
Amadeus IT Group SA(a)	14,600	1,047,347
TAIWAN—1.3%
Information Technology—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,358,355
UNITED KINGDOM—7.3%
Communication Services—0.8%
Vodafone Group PLC, ADR	89,700	862,914
Consumer Discretionary—0.8%
Taylor Wimpey PLC	534,486	784,550
Energy—0.6%
Capricorn Energy PLC(a)	255,524	581,086
Financials—1.1%
London Stock Exchange Group PLC	10,200	1,107,667
Health Care—2.5%
AstraZeneca PLC, ADR	19,100	1,369,470
Dechra Pharmaceuticals PLC	27,000	1,287,155
		2,656,625
Industrials—1.1%
Melrose Industries PLC	175,666	1,195,506
Utilities—0.4%
SSE PLC	18,056	390,427
Total United Kingdom		7,578,775
UNITED STATES—59.4%
Communication Services—1.9%
Alphabet, Inc., Class C(a)	14,600	1,943,406

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Discretionary—5.7%
Aptiv PLC(a)	9,300	$ 1,018,257
Genuine Parts Co.	7,000	1,090,040
Las Vegas Sands Corp.(a)	15,100	903,131
Lowe's Cos., Inc.	6,300	1,475,901
TJX Cos., Inc. (The)	17,300	1,496,969
		5,984,298
Consumer Staples—6.0%
Coca-Cola Co. (The)	24,500	1,517,285
Keurig Dr Pepper, Inc.	30,800	1,047,508
Mondelez International, Inc., Class A	18,500	1,371,405
Nestle SA	9,300	1,139,428
Target Corp.	8,900	1,214,583
		6,290,209
Energy—1.4%
Williams Cos., Inc. (The)	43,600	1,502,020
Financials—7.4%
Bank of America Corp.	33,900	1,084,800
Blackstone, Inc., Class A	9,500	995,505
CME Group, Inc.	5,800	1,153,968
Fidelity National Information Services, Inc.	15,200	917,776
Goldman Sachs Group, Inc. (The)	3,800	1,352,306
Huntington Bancshares, Inc.	76,400	935,136
JPMorgan Chase & Co.	8,500	1,342,660
		7,782,151
Health Care—10.8%
AbbVie, Inc.	9,200	1,376,136
Baxter International, Inc.	17,400	787,002
Bristol-Myers Squibb Co.	18,000	1,119,420
CVS Health Corp.	14,000	1,045,660
Eli Lilly & Co.	2,900	1,318,195
Medtronic PLC	11,900	1,044,344
Merck & Co., Inc.	9,200	981,180
Roche Holding AG	4,200	1,302,216
Sanofi	11,800	1,258,877
UnitedHealth Group, Inc.	2,000	1,012,740
		11,245,770
Industrials—4.7%
FedEx Corp.	5,500	1,484,725
Norfolk Southern Corp.	4,400	1,027,796
Schneider Electric SE	7,900	1,409,139
Stanley Black & Decker, Inc.	9,600	952,992
		4,874,652
Shares		Value

Information Technology—12.8%
Amdocs Ltd.	15,200	$ 1,423,328
Analog Devices, Inc.	6,800	1,356,804
Apple, Inc.	21,500	4,223,675
Broadcom, Inc.	2,000	1,797,300
Cisco Systems, Inc.	25,200	1,311,408
Microsoft Corp.	9,600	3,224,832
		13,337,347
Materials—3.2%
Air Products & Chemicals, Inc.	3,400	1,038,122
Linde PLC	3,600	1,396,899
Newmont Corp.	21,700	931,364
		3,366,385
Real Estate—2.1%
American Tower Corp.	6,100	1,160,891
Gaming and Leisure Properties, Inc., REIT	22,800	1,082,088
		2,242,979
Utilities—3.4%
CMS Energy Corp.	16,800	1,025,976
FirstEnergy Corp.	25,700	1,012,323
NextEra Energy Partners LP	8,700	473,715
NextEra Energy, Inc.	13,900	1,018,870
		3,530,884
Total United States		62,100,101
Total Common Stocks		102,322,213
PREFERRED STOCKS—1.2%
SOUTH KOREA—1.2%
Information Technology—1.2%
Samsung Electronics Co. Ltd.	28,800	1,297,174
Total Preferred Stocks		1,297,174
Total Investments (Cost $82,866,062)—99.1%		103,619,387
Other Assets in Excess of Liabilities—0.9%		907,100
Net Assets—100.0%		$104,526,487

(a)	Non-income producing security.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2023	Royal Bank of Canada	USD	8,891,849	EUR	8,000,000	$8,829,120	$62,729

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—88.7%
AUSTRIA—2.7%
Materials—2.7%
Mondi PLC	441	$ 7,737
BRAZIL—8.2%
Consumer Staples—3.8%
Raia Drogasil SA	1,801	11,033
Financials—4.4%
B3 SA - Brasil Bolsa Balcao	3,987	12,563
Total Brazil		23,596
CHINA—23.8%
Consumer Discretionary—3.7%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	600	10,606
Financials—2.8%
China International Capital Corp. Ltd., H Shares(b)	3,700	8,188
Health Care—7.5%
Aier Eye Hospital Group Co. Ltd., A Shares(a)	3,200	9,030
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	300	12,450
		21,480
Industrials—3.8%
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	3,180	10,831
Information Technology—2.2%
Glodon Co. Ltd., A Shares(a)	1,400	6,338
Real Estate—3.8%
China Resources Land Ltd.	2,370	11,059
Total China		68,502
HONG KONG—3.2%
Consumer Staples—3.2%
Budweiser Brewing Co. APAC Ltd.(b)	3,800	9,269
INDIA—11.6%
Consumer Staples—4.8%
ITC Ltd., GDR(b)	2,436	13,779
Industrials—5.2%
Larsen & Toubro Ltd., GDR(b)(c)	461	15,075
Materials—1.6%
UltraTech Cement Ltd., GDR	44	4,450
Total India		33,304
INDONESIA—7.1%
Communication Services—2.7%
Telkom Indonesia Persero Tbk PT	32,400	7,983
Financials—4.4%
Bank Central Asia Tbk PT	20,800	12,597
Total Indonesia		20,580
KAZAKHSTAN—3.4%
Financials—3.4%
Kaspi.KZ JSC, GDR(b)	107	9,812
MEXICO—5.9%
Financials—5.9%
Grupo Financiero Banorte SAB de CV, Class O	1,778	16,859
Shares		Value

SAUDI ARABIA—4.7%
Energy—1.3%
Saudi Arabian Oil Co.(b)	452	$ 3,906
Financials—3.4%
Al Rajhi Bank	492	9,780
Total Saudi Arabia		13,686
SOUTH KOREA—11.9%
Industrials—5.7%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	41	3,968
Samsung Engineering Co. Ltd.(c)	429	12,444
		16,412
Materials—6.2%
LG Chem Ltd.	35	17,805
Total South Korea		34,217
TAIWAN—3.5%
Information Technology—3.5%
MediaTek, Inc.	461	10,144
UNITED ARAB EMIRATES—2.7%
Consumer Discretionary—2.7%
Americana Restaurants International PLC	7,419	7,757
Total Common Stocks		255,463
PREFERRED STOCKS—19.5%
BRAZIL—1.5%
Financials—1.5%
Itausa SA	2,114	4,390
SOUTH KOREA—18.0%
Information Technology—18.0%
Samsung Electronics Co. Ltd.	1,150	51,797
Total Preferred Stocks		56,187
SHORT-TERM INVESTMENT—2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(d)	8,419	8,419
Total Short-Term Investment		8,419
Total Investments (Cost $326,238)—111.1%		320,069
Liabilities in Excess of Other Assets—(11.1%)		(32,012)
Net Assets—100.0%		$288,057

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—88.6%
AUSTRALIA—1.3%
Materials—1.3%
BHP Group Ltd.	15,644	$ 486,436
AUSTRIA—0.9%
Materials—0.9%
Mondi PLC	19,598	343,845
BRAZIL—8.4%
Consumer Discretionary—0.9%
MercadoLibre, Inc.(a)	269	333,035
Consumer Staples—3.0%
Raia Drogasil SA	137,664	843,379
Sendas Distribuidora SA	106,760	304,109
		1,147,488
Energy—0.9%
3R Petroleum Oleo E Gas SA(a)	48,013	360,954
Financials—1.4%
B3 SA - Brasil Bolsa Balcao	165,165	520,425
Industrials—2.2%
Localiza Rent a Car SA(a)	36,996	525,905
WEG SA	40,258	339,857
		865,762
Total Brazil		3,227,664
CHILE—0.8%
Industrials—0.8%
Sociedad Quimica y Minera de Chile SA, ADR	4,377	322,541
FRANCE—1.8%
Energy—1.8%
TotalEnergies SE	11,631	706,659
INDIA—20.6%
Consumer Discretionary—0.8%
Maruti Suzuki India Ltd.	2,496	298,044
Consumer Staples—3.1%
Hindustan Unilever Ltd.	19,168	596,815
ITC Ltd.	108,271	612,914
		1,209,729
Financials—7.5%
HDFC Bank Ltd.	49,743	997,919
ICICI Bank Ltd.	59,208	720,656
Kotak Mahindra Bank Ltd.	21,018	475,078
SBI Life Insurance Co. Ltd.(b)	43,197	673,363
		2,867,016
Health Care—1.3%
Syngene International Ltd.(b)	51,476	499,182
Industrials—1.1%
Larsen & Toubro Ltd.(a)	12,416	405,216
Information Technology—1.4%
Infosys Ltd.	19,932	329,678
Tata Consultancy Services Ltd.	5,271	219,170
		548,848
Materials—1.7%
Asian Paints Ltd.	5,801	238,138
UltraTech Cement Ltd.	4,016	405,922
		644,060
Shares		Value

Real Estate—1.2%
Godrej Properties Ltd.(a)	22,234	$ 471,946
Utilities—2.5%
Power Grid Corp. of India Ltd.	225,131	728,915
ReNew Energy Global PLC, Class A(a)	40,329	250,040
		978,955
Total India		7,922,996
INDONESIA—3.1%
Communication Services—0.8%
Telkom Indonesia Persero Tbk PT	1,318,900	324,945
Financials—2.3%
Bank Central Asia Tbk PT	583,300	353,264
Bank Rakyat Indonesia Persero Tbk PT	1,403,700	525,551
		878,815
Total Indonesia		1,203,760
ISRAEL—0.9%
Information Technology—0.9%
Nova Ltd.(a)	2,929	363,020
ITALY—1.2%
Consumer Staples—1.2%
Coca-Cola HBC AG(a)	15,172	446,405
KAZAKHSTAN—1.3%
Financials—1.3%
Kaspi.KZ JSC, GDR(b)	5,498	504,167
MEXICO—5.8%
Consumer Staples—1.1%
Fomento Economico Mexicano SAB de CV, ADR	3,871	438,391
Financials—1.7%
Grupo Financiero Banorte SAB de CV, Class O	67,372	638,837
Industrials—1.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,775	432,615
Materials—1.9%
Southern Copper Corp.	8,237	720,243
Total Mexico		2,230,086
NETHERLANDS—2.1%
Information Technology—2.1%
ASM International NV	815	387,190
ASML Holding NV	613	439,073
		826,263
PERU—0.9%
Financials—0.9%
Credicorp Ltd.	2,234	350,850
PHILIPPINES—0.6%
Financials—0.6%
Bank of the Philippine Islands	111,280	232,036
POLAND—2.1%
Consumer Staples—1.1%
Dino Polska SA(a)(b)	3,794	422,500
Industrials—1.0%
InPost SA(a)	32,010	382,513
Total Poland		805,013

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA—4.1%
Energy—1.8%
Saudi Arabian Oil Co.(a)(b)	80,123	$ 692,405
Financials—2.3%
Al Rajhi Bank	24,576	488,511
Saudi Tadawul Group Holding Co.	7,410	397,712
		886,223
Total Saudi Arabia		1,578,628
SOUTH AFRICA—1.4%
Financials—0.9%
Sanlam Ltd.	91,060	334,886
Materials—0.5%
Anglo American Platinum Ltd.	4,134	206,614
Total South Africa		541,500
SOUTH KOREA—11.1%
Financials—0.8%
KB Financial Group, Inc., ADR	7,953	319,472
Health Care—0.9%
Samsung Biologics Co. Ltd.(a)(b)	571	342,867
Industrials—2.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,262	122,158
Samsung Engineering Co. Ltd.(a)	23,476	680,969
		803,127
Information Technology—5.5%
Samsung Electronics Co. Ltd., GDR(b)	1,444	1,631,808
Samsung SDI Co. Ltd.(a)	357	186,356
Samsung SDI Co. Ltd., GDR(b)	2,282	296,666
		2,114,830
Materials—1.8%
LG Chem Ltd.	1,352	687,770
Total South Korea		4,268,066
TAIWAN—16.5%
Consumer Discretionary—2.6%
Makalot Industrial Co. Ltd.	36,000	357,656
momo.com, Inc.	11,600	221,551
Poya International Co. Ltd.	25,441	414,385
		993,592
Information Technology—13.9%
Chroma ATE, Inc.	66,000	581,364
Delta Electronics, Inc.	37,000	431,927
Hon Hai Precision Industry Co. Ltd.	206,000	712,828
MediaTek, Inc.	15,000	330,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	182,000	3,286,483
		5,342,676
Total Taiwan		6,336,268
Shares		Value

THAILAND—1.0%
Energy—0.8%
PTT Exploration & Production PCL, Foreign Shares	64,400	$ 300,732
Financials—0.2%
Kasikornbank PCL, Foreign Shares	23,200	85,512
Total Thailand		386,244
TURKEY—0.8%
Consumer Staples—0.8%
Coca-Cola Icecek AS	27,105	316,840
UNITED ARAB EMIRATES—0.9%
Consumer Discretionary—0.9%
Americana Restaurants International PLC	355,364	363,376
UNITED STATES—1.0%
Information Technology—1.0%
Globant SA(a)	2,110	368,680
Total Common Stocks		34,131,343
PREFERRED STOCKS—3.5%
BRAZIL—0.9%
Financials—0.9%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	98,933	349,234
SOUTH KOREA—2.6%
Information Technology—2.6%
Samsung Electronics Co. Ltd.	21,347	961,485
Samsung Electronics Co. Ltd., Preferred Shares, GDR(b)	28	31,640
		993,125
Total Preferred Stocks		1,342,359
SHORT-TERM INVESTMENT—3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	1,271,349	1,271,349
Total Short-Term Investment		1,271,349
Total Investments (Cost $34,077,406)—95.4%		36,745,051
Other Assets in Excess of Liabilities—4.6%		1,785,279
Net Assets—100.0%		$38,530,330

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—90.2%
AUSTRIA—0.9%
Materials—0.9%
Mondi PLC	1,128,442	$ 19,798,430
BRAZIL—5.6%
Consumer Discretionary—1.0%
MercadoLibre, Inc.(a)	17,953	22,226,712
Consumer Staples—1.4%
Raia Drogasil SA	5,042,240	30,890,551
Financials—1.6%
B3 SA - Brasil Bolsa Balcao	11,355,733	35,781,215
Industrials—1.6%
Rumo SA	3,943,205	19,379,346
WEG SA	1,889,467	15,950,838
		35,330,184
Total Brazil		124,228,662
CHILE—0.6%
Industrials—0.6%
Sociedad Quimica y Minera de Chile SA, ADR	191,207	14,090,044
CHINA—25.0%
Communication Services—6.1%
Tencent Holdings Ltd.	2,973,200	136,651,604
Consumer Discretionary—11.1%
Alibaba Group Holding Ltd.(a)	8,456,600	108,070,081
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	676,582	11,959,544
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(c)	992,800	15,948,522
Li Auto, Inc., A Shares(a)(b)	1,401,400	30,083,883
Meituan, Class B(a)(c)	1,642,970	31,364,487
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	4,245,011	35,285,221
Zhongsheng Group Holdings Ltd.	3,761,000	13,214,099
		245,925,837
Consumer Staples—1.8%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	156,306	41,257,847
Financials—1.0%
China International Capital Corp. Ltd., H Shares(c)	9,715,200	21,501,057
Health Care—2.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	830,497	34,466,635
Wuxi Biologics Cayman, Inc.(a)(c)	3,568,500	20,593,084
		55,059,719
Industrials—1.2%
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	7,743,779	26,374,213
Real Estate—1.3%
China Resources Land Ltd.	6,084,000	28,389,323
Total China		555,159,600
FRANCE—2.0%
Energy—2.0%
TotalEnergies SE	710,269	43,153,463
Shares		Value

HONG KONG—4.1%
Consumer Staples—0.9%
Budweiser Brewing Co. APAC Ltd.(c)	7,840,200	$ 19,123,170
Financials—3.2%
AIA Group Ltd.	4,841,600	48,438,928
Hong Kong Exchanges & Clearing Ltd.	540,265	22,778,654
		71,217,582
Total Hong Kong		90,340,752
INDIA—15.2%
Consumer Discretionary—1.2%
Maruti Suzuki India Ltd.	220,994	26,388,599
Consumer Staples—1.6%
Hindustan Unilever Ltd.	1,113,151	34,659,078
Financials—7.9%
HDFC Bank Ltd.	4,262,981	85,521,778
Kotak Mahindra Bank Ltd.	1,700,830	38,444,482
SBI Life Insurance Co. Ltd.(c)	3,310,662	51,607,231
		175,573,491
Information Technology—1.4%
Tata Consultancy Services Ltd.	736,602	30,628,225
Materials—1.3%
UltraTech Cement Ltd.	290,020	29,314,080
Utilities—1.8%
Power Grid Corp. of India Ltd.	12,517,007	40,526,817
Total India		337,090,290
INDONESIA—3.8%
Communication Services—0.8%
Telkom Indonesia Persero Tbk PT	72,244,000	17,799,169
Financials—3.0%
Bank Central Asia Tbk PT	39,039,300	23,643,423
Bank Rakyat Indonesia Persero Tbk PT	116,405,944	43,582,842
		67,226,265
Total Indonesia		85,025,434
KAZAKHSTAN—1.1%
Financials—1.1%
Kaspi.KZ JSC, GDR(c)	263,927	24,202,106
MEXICO—6.4%
Consumer Staples—1.9%
Fomento Economico Mexicano SAB de CV, ADR	360,965	40,879,286
Financials—1.9%
Grupo Financiero Banorte SAB de CV, Class O	4,466,126	42,348,850
Industrials—0.9%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	735,717	20,873,361
Materials—1.7%
Southern Copper Corp.	422,204	36,917,518
Total Mexico		141,019,015
NETHERLANDS—2.1%
Information Technology—2.1%
ASM International NV	54,570	25,925,133
ASML Holding NV	28,302	20,271,839
		46,196,972

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	88,980	$ 13,974,309
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	986,507	–
Novatek PJSC(d)(e)	3,278,243	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—2.2%
Energy—0.9%
Saudi Arabian Oil Co.(c)	2,460,353	21,261,835
Financials—1.3%
Al Rajhi Bank	1,413,020	28,087,377
Total Saudi Arabia		49,349,212
SOUTH AFRICA—2.2%
Financials—1.4%
Sanlam Ltd.	8,150,756	29,975,549
Materials—0.8%
Anglo American Platinum Ltd.	356,550	17,820,059
Total South Africa		47,795,608
SOUTH KOREA—3.9%
Industrials—1.9%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	77,136	7,466,545
Samsung Engineering Co. Ltd.(a)	1,220,862	35,413,574
		42,880,119
Materials—2.0%
LG Chem Ltd.	87,055	44,285,384
Total South Korea		87,165,503
TAIWAN—12.2%
Information Technology—12.2%
Delta Electronics, Inc.	2,326,000	27,153,037
Hon Hai Precision Industry Co. Ltd.	7,841,000	27,132,452
MediaTek, Inc.	1,218,000	26,801,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,545,017	190,417,687
		271,505,157
THAILAND—0.3%
Financials—0.3%
Kasikornbank PCL, Foreign Shares	1,810,800	6,674,324
Shares		Value

UNITED ARAB EMIRATES—1.1%
Consumer Discretionary—1.1%
Americana Restaurants International PLC	22,834,399	$ 23,349,238
UNITED STATES—0.9%
Information Technology—0.9%
Globant SA(a)	117,022	20,447,254
Total Common Stocks		2,000,565,373
PREFERRED STOCKS—7.6%
BRAZIL—1.4%
Financials—1.4%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	6,123,379	21,615,528
Itausa SA	4,908,707	10,193,709
		31,809,237
SOUTH KOREA—6.2%
Information Technology—6.2%
Samsung Electronics Co. Ltd.	3,019,999	136,023,022
Total Preferred Stocks		167,832,259
SHORT-TERM INVESTMENT—2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(f)	50,027,339	50,027,339
Total Short-Term Investment		50,027,339
Total Investments (Cost $2,078,037,884)—100.1%		2,218,424,971
Liabilities in Excess of Other Assets—(0.1%)		(1,283,713)
Net Assets—100.0%		$2,217,141,258

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2023.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—91.4%
AUSTRIA—1.0%
Materials—1.0%
Mondi PLC	48,669	$ 853,894
BRAZIL—7.9%
Consumer Discretionary—1.3%
MercadoLibre, Inc.(a)	837	1,036,248
Consumer Staples—3.6%
Adecoagro SA	93,946	1,042,801
Raia Drogasil SA	221,080	1,354,414
Sendas Distribuidora SA	220,690	628,643
		3,025,858
Financials—0.9%
B3 SA - Brasil Bolsa Balcao	240,809	758,774
Industrials—1.1%
WEG SA	103,806	876,328
Real Estate—1.0%
Multiplan Empreendimentos Imobiliarios SA	149,390	834,341
Total Brazil		6,531,549
CHILE—2.0%
Financials—1.1%
Banco Santander Chile, ADR	43,869	925,636
Industrials—0.9%
Sociedad Quimica y Minera de Chile SA, ADR	9,381	691,286
Total Chile		1,616,922
CHINA—26.8%
Communication Services—5.8%
Tencent Holdings Ltd.	104,800	4,816,725
Consumer Discretionary—10.9%
Alibaba Group Holding Ltd.(a)	325,300	4,157,132
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(b)	37,700	605,620
Li Auto, Inc., A Shares(a)(c)	44,300	950,989
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	165,129	1,372,579
Tongcheng Travel Holdings Ltd.(a)	525,600	1,275,427
Zhongsheng Group Holdings Ltd.	188,500	662,286
		9,024,033
Financials—1.0%
China International Capital Corp. Ltd., H Shares(b)	364,000	805,581
Health Care—2.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	33,131	1,374,977
Wuxi Biologics Cayman, Inc.(a)(b)	162,000	934,869
		2,309,846
Industrials—3.3%
Centre Testing International Group Co. Ltd., A Shares(c)	253,180	712,596
Contemporary Amperex Technology Co. Ltd., A Shares(c)	36,360	1,212,277
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	249,019	848,123
		2,772,996
Shares		Value

Information Technology—2.2%
Glodon Co. Ltd., A Shares(c)	159,656	$ 722,740
Hundsun Technologies, Inc., A Shares(c)	186,926	1,077,573
		1,800,313
Real Estate—0.8%
China Vanke Co. Ltd., H Shares	496,100	703,148
Total China		22,232,642
HONG KONG—3.3%
Financials—3.3%
AIA Group Ltd.	173,700	1,737,823
Hong Kong Exchanges & Clearing Ltd.	23,200	978,158
		2,715,981
INDIA—15.9%
Consumer Staples—1.6%
Hindustan Unilever Ltd.	43,284	1,347,691
Financials—7.5%
HDFC Bank Ltd.	151,011	3,029,507
Kotak Mahindra Bank Ltd.	56,817	1,284,255
SBI Life Insurance Co. Ltd.(b)	122,037	1,902,336
		6,216,098
Health Care—1.5%
Syngene International Ltd.(b)	123,780	1,200,341
Information Technology—1.6%
Tata Consultancy Services Ltd.	31,202	1,297,393
Utilities—3.7%
Power Grid Corp. of India Ltd.	740,732	2,398,298
ReNew Energy Global PLC, Class A(a)	112,741	698,994
		3,097,292
Total India		13,158,815
INDONESIA—4.1%
Communication Services—1.1%
Telkom Indonesia Persero Tbk PT(d)	3,610,000	889,417
Financials—3.0%
Bank Central Asia Tbk PT(d)	1,446,200	875,864
Bank Rakyat Indonesia Persero Tbk PT	4,380,500	1,640,076
		2,515,940
Total Indonesia		3,405,357
KAZAKHSTAN—1.4%
Financials—1.4%
Kaspi.KZ JSC, GDR(b)(d)	12,728	1,166,702
MEXICO—4.6%
Consumer Staples—1.8%
Fomento Economico Mexicano SAB de CV, ADR	13,273	1,503,167
Financials—2.8%
Grupo Financiero Banorte SAB de CV, Class O	242,339	2,297,915
Total Mexico		3,801,082
NETHERLANDS—2.6%
Information Technology—2.6%
ASM International NV	2,453	1,165,372
ASML Holding NV	1,414	1,012,804
		2,178,176

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
PHILIPPINES—1.0%
Real Estate—1.0%
Ayala Land, Inc.	1,723,300	$ 860,538
POLAND—1.5%
Industrials—1.5%
InPost SA(a)	101,561	1,213,635
SAUDI ARABIA—1.8%
Financials—1.8%
Al Rajhi Bank	75,968	1,510,058
SOUTH AFRICA—1.2%
Financials—1.2%
Sanlam Ltd.	280,455	1,031,413
SOUTH KOREA—2.2%
Materials—2.2%
LG Chem Ltd.	3,577	1,819,641
TAIWAN—13.3%
Information Technology—13.3%
Chroma ATE, Inc.	146,000	1,286,048
Hon Hai Precision Industry Co. Ltd.	346,000	1,197,274
MediaTek, Inc.	49,000	1,078,241
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	414,000	7,475,846
		11,037,409
UNITED STATES—0.8%
Information Technology—0.8%
Globant SA(a)	3,956	691,232
Total Common Stocks		75,825,046
PREFERRED STOCKS—7.7%
BRAZIL—1.3%
Financials—1.3%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	230,861	814,939
Itausa SA	154,221	320,265
		1,135,204
Shares		Value

SOUTH KOREA—6.4%
Information Technology—6.4%
Samsung Electronics Co. Ltd.	117,723	$ 5,302,332
Total Preferred Stocks		6,437,536
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(e)	875,615	875,615
Total Short-Term Investment		875,615
Total Investments (Cost $91,828,795)—100.2%		83,138,197
Liabilities in Excess of Other Assets—(0.2%)		(159,042)
Net Assets—100.0%		$82,979,155

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—102.6%
BRAZIL—2.1%
Consumer Discretionary—1.0%
MercadoLibre, Inc.(a)	416	$ 515,029
Financials—1.1%
Banco Bradesco SA	173,554	545,023
Total Brazil		1,060,052
CHINA—1.7%
Financials—1.7%
Ping An Insurance Group Co. of China Ltd., H Shares	121,000	881,695
DENMARK—6.1%
Health Care—4.0%
Novo Nordisk AS, Class B	12,670	2,043,065
Industrials—1.2%
Vestas Wind Systems AS(a)	22,630	605,272
Utilities—0.9%
Orsted AS(b)	5,270	458,593
Total Denmark		3,106,930
FRANCE—3.4%
Financials—3.4%
AXA SA	56,774	1,745,167
HONG KONG—3.8%
Financials—3.8%
AIA Group Ltd.	193,100	1,931,914
INDIA—5.8%
Financials—4.7%
HDFC Bank Ltd.	119,068	2,388,682
Utilities—1.1%
ReNew Energy Global PLC, Class A(a)	91,343	566,327
Total India		2,955,009
INDONESIA—3.1%
Financials—2.1%
Bank Rakyat Indonesia Persero Tbk PT	2,844,895	1,065,140
Health Care—1.0%
Medikaloka Hermina Tbk PT	5,321,900	527,602
Total Indonesia		1,592,742
ISRAEL—1.3%
Industrials—1.3%
Kornit Digital Ltd.(a)	21,056	667,265
JAPAN—0.8%
Consumer Discretionary—0.8%
LITALICO, Inc.(a)	27,800	437,328
MEXICO—2.2%
Financials—2.2%
Gentera SAB de CV	872,896	1,135,364
NETHERLANDS—3.2%
Information Technology—3.2%
ASML Holding NV	2,290	1,640,256
REPUBLIC OF IRELAND—2.0%
Industrials—2.0%
Kingspan Group PLC	12,756	1,023,842
Shares		Value

SOUTH AFRICA—1.1%
Consumer Staples—1.1%
Clicks Group Ltd.	37,004	$ 580,435
SOUTH KOREA—3.0%
Information Technology—3.0%
Samsung SDI Co. Ltd.	2,989	1,560,272
SWITZERLAND—1.0%
Materials—1.0%
DSM-Firmenich AG(a)	4,523	499,791
TAIWAN—3.2%
Industrials—1.4%
Voltronic Power Technology Corp.	12,610	703,645
Information Technology—1.8%
Sinbon Electronics Co. Ltd.	85,000	911,570
Total Taiwan		1,615,215
UNITED KINGDOM—9.1%
Health Care—4.5%
AstraZeneca PLC	16,145	2,319,652
Industrials—3.4%
RELX PLC	50,889	1,712,756
Utilities—1.2%
SSE PLC	27,527	595,220
Total United Kingdom		4,627,628
UNITED STATES—49.7%
Consumer Discretionary—1.7%
Coursera, Inc.(a)	55,948	877,824
Consumer Staples—1.5%
Darling Ingredients, Inc.(a)	10,749	744,368
Health Care—12.6%
GSK PLC	56,637	1,008,204
Insulet Corp.(a)	4,588	1,269,729
Merck & Co., Inc.	15,959	1,702,027
UnitedHealth Group, Inc.	4,891	2,476,656
		6,456,616
Industrials—16.6%
Johnson Controls International PLC	20,309	1,412,491
Schneider Electric SE(a)	13,457	2,400,352
Shoals Technologies Group, Inc., Class A(a)	31,830	826,307
Tetra Tech, Inc.	14,973	2,533,581
Westinghouse Air Brake Technologies Corp.	10,861	1,286,377
		8,459,108
Information Technology—3.3%
Analog Devices, Inc.	8,563	1,708,576
Materials—3.0%
Crown Holdings, Inc.	16,510	1,531,468
Real Estate—7.1%
American Tower Corp.	5,828	1,109,127
Equinix, Inc., REIT	1,117	904,680
Prologis, Inc., REIT	12,932	1,613,267
		3,627,074

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities—3.9%
American Water Works Co., Inc.	6,798	$ 1,002,229
NextEra Energy, Inc.	13,220	969,026
		1,971,255
Total United States		25,376,289
Total Common Stocks		52,437,194
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	372,085	372,085
Total Short-Term Investment		372,085
Total Investments (Cost $46,151,752)—103.4%		52,809,279
Liabilities in Excess of Other Assets—(3.4%)		(1,713,342)
Net Assets—100.0%		$51,095,937

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.2%
ARGENTINA—1.6%
Industrials—0.5%
Corp. America Airports SA(a)	18,000	$ 254,340
Materials—1.1%
Loma Negra Cia Industrial Argentina SA, ADR	79,600	530,136
Total Argentina		784,476
AUSTRALIA—1.1%
Industrials—1.1%
Aurizon Holdings Ltd.	219,000	561,256
BRAZIL—5.3%
Industrials—3.9%
CCR SA	454,100	1,276,234
Rumo SA	135,000	663,473
		1,939,707
Utilities—1.4%
Omega Energia SA(a)	294,907	730,290
Total Brazil		2,669,997
CANADA—6.5%
Energy—2.7%
Enbridge, Inc.	37,000	1,360,301
Industrials—2.4%
Canadian Pacific Kansas City Ltd.	14,500	1,193,205
Utilities—1.4%
Algonquin Power & Utilities Corp.	87,300	720,300
Total Canada		3,273,806
CHINA—0.3%
Information Technology—0.3%
GDS Holdings Ltd., ADR(a)	10,400	138,112
FRANCE—12.6%
Industrials—7.1%
Eiffage SA	11,000	1,144,413
Getlink SE	57,100	1,003,667
Vinci SA	12,200	1,432,858
		3,580,938
Utilities—5.5%
Engie SA	93,100	1,527,336
Veolia Environnement SA	37,000	1,204,681
		2,732,017
Total France		6,312,955
GERMANY—2.6%
Utilities—2.6%
RWE AG(a)	30,000	1,291,159
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	66,000	537,975
INDONESIA—0.8%
Communication Services—0.8%
Sarana Menara Nusantara Tbk PT	5,845,200	393,389
ITALY—6.1%
Communication Services—2.0%
Infrastrutture Wireless Italiane SpA(b)	78,500	984,452
Shares		Value

Materials—1.3%
Buzzi Unicem SpA	23,300	$ 662,136
Utilities—2.8%
Enel SpA	203,500	1,403,173
Total Italy		3,049,761
LUXEMBOURG—0.8%
Communication Services—0.8%
SES SA	59,000	382,231
MALAYSIA—1.7%
Industrials—1.7%
Malaysia Airports Holdings Bhd	550,100	841,817
MEXICO—3.6%
Industrials—3.6%
Grupo Aeroportuario del Centro Norte SAB de CV	70,900	799,229
Promotora y Operadora de Infraestructura SAB de CV	96,400	1,002,744
		1,801,973
NETHERLANDS—3.3%
Industrials—3.3%
Ferrovial SE	50,505	1,673,682
NIGERIA—0.5%
Communication Services—0.5%
IHS Holding Ltd.(a)	32,000	259,200
PHILIPPINES—2.2%
Industrials—2.2%
International Container Terminal Services, Inc.	284,600	1,124,740
SPAIN—7.5%
Communication Services—2.5%
Cellnex Telecom SA(a)(b)	31,100	1,270,095
Industrials—3.0%
Aena SME SA(a)(b)	9,400	1,501,106
Utilities—2.0%
EDP Renovaveis SA(a)	51,600	985,607
Total Spain		3,756,808
TANZANIA—1.5%
Communication Services—1.5%
Helios Towers PLC(a)	634,700	734,999
UNITED KINGDOM—4.7%
Communication Services—1.2%
Vodafone Group PLC	646,700	615,180
Industrials—0.7%
Mobico Group PLC	295,500	354,287
Utilities—2.8%
National Grid PLC, ADR	11,200	754,656
SSE PLC	29,396	635,634
		1,390,290
Total United Kingdom		2,359,757
UNITED STATES—35.4%
Communication Services—1.0%
DISH Network Corp., Class A(a)	15,200	120,536
Verizon Communications, Inc.	11,000	374,880
		495,416

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Global Infrastructure Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Energy—7.7%
Cheniere Energy, Inc.	4,700	$ 760,742
Kinder Morgan, Inc.	83,400	1,477,014
Williams Cos., Inc. (The)	47,000	1,619,150
		3,856,906
Industrials—6.8%
CoreCivic, Inc., REIT(a)	58,200	564,540
Dycom Industries, Inc.(a)	4,000	398,320
Norfolk Southern Corp.	3,400	794,206
Union Pacific Corp.	4,400	1,020,888
Waste Connections, Inc.	4,400	621,148
		3,399,102
Real Estate—4.5%
American Tower Corp.	6,000	1,141,860
Crown Castle, Inc., REIT	10,200	1,104,558
		2,246,418
Utilities—15.4%
Altus Power, Inc.(a)	47,000	320,070
American Electric Power Co., Inc.	8,500	720,290
CenterPoint Energy, Inc.	27,800	836,502
Clearway Energy, Inc., Class C	20,100	530,841
CMS Energy Corp.	14,100	861,087
FirstEnergy Corp.	22,300	878,397
Shares		Value

NextEra Energy Partners LP	15,000	$ 816,750
NextEra Energy, Inc.	15,500	1,136,150
PPL Corp.	26,800	737,804
Vistra Corp.	32,000	897,920
		7,735,811
Total United States		17,733,653
Total Common Stocks		49,681,746
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	353,037	353,037
Total Short-Term Investment		353,037
Total Investments (Cost $42,437,869)—99.9%		50,034,783
Other Assets in Excess of Liabilities—0.1%		57,414
Net Assets—100.0%		$50,092,197

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—95.6%
AUSTRALIA—4.4%
Financials—3.5%
Steadfast Group Ltd.	1,474,185	$ 5,783,591
Industrials—0.9%
IPH Ltd.	284,404	1,513,945
Total Australia		7,297,536
BELGIUM—1.8%
Industrials—1.8%
Azelis Group NV	116,318	3,007,489
CANADA—1.2%
Consumer Staples—1.2%
Jamieson Wellness, Inc.(a)	89,082	2,052,335
FRANCE—6.4%
Consumer Staples—3.5%
Interparfums SA	78,816	5,688,810
Energy—2.9%
Gaztransport Et Technigaz SA	38,962	4,751,932
Total France		10,440,742
GERMANY—3.8%
Communication Services—3.8%
CTS Eventim AG & Co. KGaA	92,178	6,290,777
INDIA—5.6%
Health Care—3.1%
Syngene International Ltd.(a)	521,658	5,058,713
Industrials—2.5%
WNS Holdings Ltd., ADR(b)	58,712	4,057,586
Total India		9,116,299
ISRAEL—6.4%
Information Technology—6.4%
CyberArk Software Ltd.(b)	24,209	4,018,936
Nova Ltd.(b)	52,621	6,521,847
		10,540,783
ITALY—3.6%
Financials—2.1%
FinecoBank Banca Fineco SpA	225,477	3,501,035
Industrials—1.5%
Interpump Group SpA	45,067	2,452,043
Total Italy		5,953,078
JAPAN—16.9%
Consumer Discretionary—3.5%
Asics Corp.	181,200	5,715,987
Health Care—2.8%
JMDC, Inc.	62,400	2,385,077
Mani, Inc.	170,800	2,196,408
		4,581,485
Industrials—10.6%
Daiseki Co. Ltd.	111,300	3,751,050
Nabtesco Corp.	179,900	3,815,930
Sanwa Holdings Corp.	288,800	3,927,718
Shares		Value

SHO-BOND Holdings Co. Ltd.	59,900	$ 2,432,838
TechnoPro Holdings, Inc.	138,600	3,588,361
		17,515,897
Total Japan		27,813,369
MEXICO—2.8%
Industrials—2.8%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	160,489	4,553,306
NETHERLANDS—2.8%
Information Technology—2.8%
BE Semiconductor Industries NV	39,106	4,669,201
NORWAY—1.0%
Materials—1.0%
Borregaard ASA	96,921	1,581,783
POLAND—3.0%
Consumer Staples—3.0%
Dino Polska SA(a)(b)	43,561	4,850,954
REPUBLIC OF IRELAND—1.5%
Information Technology—1.5%
Keywords Studios PLC	105,828	2,393,048
SOUTH AFRICA—1.6%
Consumer Staples—1.6%
Clicks Group Ltd.	163,182	2,559,632
SPAIN—1.6%
Consumer Discretionary—1.6%
CIE Automotive SA	83,906	2,629,662
SWEDEN—3.1%
Financials—2.1%
Nordnet AB publ	226,082	3,354,442
Industrials—1.0%
AddTech AB, Class B	90,246	1,681,266
Total Sweden		5,035,708
SWITZERLAND—2.8%
Health Care—2.8%
SKAN Group AG	50,485	4,627,305
TAIWAN—11.2%
Health Care—1.3%
Universal Vision Biotechnology Co. Ltd.	175,000	2,183,628
Industrials—3.0%
Voltronic Power Technology Corp.	88,500	4,938,347
Information Technology—6.9%
Chroma ATE, Inc.	743,000	6,544,753
Sinbon Electronics Co. Ltd.	440,000	4,718,717
		11,263,470
Total Taiwan		18,385,445
UNITED KINGDOM—11.2%
Communication Services—3.0%
Gamma Communications PLC	204,200	2,913,212
YouGov PLC	157,389	1,959,255
		4,872,467
Consumer Discretionary—3.8%
Games Workshop Group PLC	41,722	6,237,697

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—2.3%
CVS Group PLC	63,280	$ 1,671,995
Genus PLC	68,696	2,172,972
		3,844,967
Industrials—2.1%
Diploma PLC	83,537	3,474,492
Total United Kingdom		18,429,623
VIETNAM—2.9%
Information Technology—2.9%
FPT Corp.	1,298,051	4,693,988
Total Common Stocks		156,922,063
PREFERRED STOCKS—2.4%
GERMANY—2.4%
Industrials—2.4%
Jungheinrich AG	103,572	3,875,012
Total Preferred Stocks		3,875,012
Shares		Value
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	3,315,105	$ 3,315,105
Total Short-Term Investment		3,315,105
Total Investments (Cost $155,581,466)—100.0%		164,112,180
Other Assets in Excess of Liabilities—0.0%		39,976
Net Assets—100.0%		$164,152,156

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—102.2%
AUSTRALIA—7.9%
Financials—1.9%
Steadfast Group Ltd.	425,220	$ 1,668,243
Health Care—2.8%
Cochlear Ltd.	14,798	2,380,589
Real Estate—3.2%
Goodman Group, REIT	198,267	2,741,468
Total Australia		6,790,300
BELGIUM—2.9%
Industrials—2.9%
Azelis Group NV	96,477	2,494,485
CHINA—1.0%
Health Care—1.0%
Wuxi Biologics Cayman, Inc.(a)(b)	143,000	825,224
DENMARK—8.6%
Health Care—6.9%
Genmab AS(b)	5,437	2,241,129
Novo Nordisk AS, Class B	22,672	3,655,910
		5,897,039
Utilities—1.7%
Orsted AS(a)	17,012	1,480,375
Total Denmark		7,377,414
FRANCE—10.5%
Consumer Discretionary—2.4%
LVMH Moet Hennessy Louis Vuitton SE	2,245	2,085,083
Consumer Staples—4.4%
L'Oreal SA	8,134	3,783,200
Financials—1.5%
Edenred	19,538	1,269,000
Information Technology—2.2%
Dassault Systemes SE	44,888	1,918,452
Total France		9,055,735
GERMANY—1.6%
Financials—1.6%
Deutsche Boerse AG	7,165	1,372,825
HONG KONG—3.9%
Financials—3.9%
AIA Group Ltd.	337,000	3,371,596
INDIA—5.2%
Financials—3.4%
HDFC Bank Ltd.	143,730	2,883,439
Materials—1.8%
Asian Paints Ltd.	37,795	1,551,531
Total India		4,434,970
INDONESIA—2.6%
Financials—2.6%
Bank Rakyat Indonesia Persero Tbk PT	5,856,400	2,192,659
JAPAN—8.7%
Consumer Discretionary—2.4%
Sony Group Corp.	22,100	2,070,024
Health Care—2.7%
Chugai Pharmaceutical Co. Ltd.	78,600	2,339,233
Shares		Value

Industrials—1.5%
SHO-BOND Holdings Co. Ltd.	32,300	$ 1,311,864
Information Technology—2.1%
Keyence Corp.	4,000	1,794,968
Total Japan		7,516,089
LATVIA—0.0%
Financials—0.0%
Parex Bank(b)(c)(d)	1,424,182	–
NETHERLANDS—9.5%
Financials—2.3%
Adyen NV(a)(b)	1,079	2,002,642
Industrials—3.9%
Wolters Kluwer NV	26,548	3,333,791
Information Technology—3.3%
ASML Holding NV	3,887	2,784,137
Total Netherlands		8,120,570
NEW ZEALAND—2.1%
Information Technology—2.1%
Xero Ltd.(b)	21,905	1,800,622
POLAND—2.2%
Consumer Staples—2.2%
Dino Polska SA(a)(b)	17,083	1,902,363
SINGAPORE—3.4%
Financials—3.4%
DBS Group Holdings Ltd.	114,800	2,961,500
SOUTH AFRICA—1.7%
Consumer Staples—1.7%
Clicks Group Ltd.	93,506	1,466,712
SOUTH KOREA—2.3%
Information Technology—2.3%
Samsung SDI Co. Ltd.	3,770	1,967,957
SWEDEN—2.7%
Industrials—2.7%
Atlas Copco AB, A Shares	164,278	2,333,714
SWITZERLAND—2.5%
Materials—2.5%
DSM-Firmenich AG(b)	19,791	2,186,901
TAIWAN—4.8%
Information Technology—4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,323	4,097,175
UNITED KINGDOM—9.6%
Financials—1.5%
London Stock Exchange Group PLC	12,056	1,309,218
Health Care—5.7%
AstraZeneca PLC	15,321	2,201,263
Dechra Pharmaceuticals PLC	56,631	2,699,737
		4,901,000
Materials—2.4%
Croda International PLC	27,137	2,054,628
Total United Kingdom		8,264,846

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES—8.5%
Health Care—2.0%
ResMed, Inc.	7,763	$ 1,726,103
Industrials—3.0%
Schneider Electric SE	14,476	2,582,114
Materials—3.5%
Linde PLC	7,649	2,968,022
Total United States		7,276,239
Total Common Stocks		87,809,896
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(e)	389,179	389,179
Total Short-Term Investment		389,179
Total Investments (Cost $94,419,894)—102.7%		88,199,075
Liabilities in Excess of Other Assets—(2.7%)		(2,320,341)
Net Assets—100.0%		$85,878,734

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2023.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—100.4%
UNITED STATES—100.4%
Data Center REITs—15.0%
Digital Realty Trust, Inc.	17,061	$ 2,126,142
Equinix, Inc.	4,869	3,943,500
		6,069,642
Health Care REITs—11.9%
Omega Healthcare Investors, Inc.	19,217	613,022
Sabra Health Care REIT, Inc.	49,920	648,461
Ventas, Inc.	22,529	1,093,107
Welltower, Inc.	29,596	2,431,312
		4,785,902
Hotel & Resort REITs—4.1%
DiamondRock Hospitality Co.	70,304	597,584
Host Hotels & Resorts, Inc.	58,188	1,070,659
		1,668,243
Industrial REITs—16.5%
Americold Realty Trust, Inc.	25,466	825,608
Prologis, Inc.	40,378	5,037,155
STAG Industrial, Inc.	22,233	807,058
		6,669,821
Multi-Family Residential REITs—7.5%
AvalonBay Communities, Inc.	9,434	1,779,724
UDR, Inc.	30,643	1,252,686
		3,032,410
Office REITs—5.6%
Alexandria Real Estate Equities, Inc.	7,868	988,850
Boston Properties, Inc.	12,321	820,948
Equity Commonwealth	23,616	462,638
		2,272,436
Other Specialized REITs—7.6%
Gaming and Leisure Properties, Inc.	25,517	1,211,037
VICI Properties, Inc.	58,866	1,853,102
		3,064,139
	Shares	Value

Retail REITs—18.4%
Brixmor Property Group, Inc.	30,992	$ 704,758
Kimco Realty Corp.	37,442	758,575
NNN REIT, Inc.	25,108	1,071,609
Realty Income Corp.	37,870	2,308,934
Regency Centers Corp.	8,165	535,052
Simon Property Group, Inc.	10,056	1,252,978
Spirit Realty Capital, Inc.	19,476	785,467
		7,417,373
Self Storage REITs—7.9%
Extra Space Storage, Inc.	6,852	956,334
Public Storage	7,987	2,250,337
		3,206,671
Single-Family Residential REITs—5.2%
American Homes 4 Rent, Class A	33,057	1,238,977
Equity LifeStyle Properties, Inc.	12,018	855,441
		2,094,418
Telecom Tower REITs—0.7%
American Tower Corp.	1,542	293,458
Total United States		40,574,513
Total Common Stocks		40,574,513
Total Investments (Cost $33,179,944)—100.4%		40,574,513
Liabilities in Excess of Other Assets—(0.4%)		(152,085)
Net Assets—100.0%		$40,422,428

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—99.3%
CANADA—9.0%
Consumer Discretionary—1.2%
Aritzia, Inc.(a)	323,482	$ 6,154,903
Consumer Staples—1.2%
SunOpta, Inc.(a)	932,614	6,183,231
Financials—3.8%
CI Financial Corp.	874,129	11,057,121
TMX Group Ltd.	392,533	8,721,963
		19,779,084
Industrials—2.8%
ATS Corp.(a)	317,948	14,418,754
Total Canada		46,535,972
INDIA—1.9%
Industrials—1.9%
WNS Holdings Ltd., ADR(a)	143,334	9,905,813
ISRAEL—2.9%
Information Technology—2.9%
CyberArk Software Ltd.(a)	92,063	15,283,378
UNITED STATES—85.5%
Communication Services—0.3%
Cogent Communications Holdings, Inc.	25,206	1,543,615
Consumer Discretionary—11.7%
Boot Barn Holdings, Inc.(a)	113,614	10,668,354
Dorman Products, Inc.(a)	125,020	10,587,944
LCI Industries	69,345	9,449,643
LGI Homes, Inc.(a)	48,885	6,782,794
Monro, Inc.	178,355	6,536,711
National Vision Holdings, Inc.(a)	338,579	7,323,464
Stride, Inc.(a)	234,735	8,969,224
		60,318,134
Consumer Staples—4.8%
elf Beauty, Inc.(a)	108,381	12,650,230
Hostess Brands, Inc.(a)	501,522	12,056,589
		24,706,819
Energy—4.4%
ChampionX Corp.	415,056	14,775,994
Magnolia Oil & Gas Corp., Class A	364,614	8,076,200
		22,852,194
Financials—14.1%
American Equity Investment Life Holding Co.(a)	101,940	5,471,120
Banner Corp.	147,162	7,006,383
Donnelley Financial Solutions, Inc.(a)	257,813	12,194,555
First Interstate BancSystem, Inc., Class A	310,089	8,908,857
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	182,939	4,776,537
PJT Partners, Inc., Class A	145,846	11,567,046
PRA Group, Inc.(a)	389,039	9,282,471
Seacoast Banking Corp. of Florida	260,919	6,447,308
Wintrust Financial Corp.	87,577	7,387,996
		73,042,273
Health Care—11.6%
Alphatec Holdings, Inc.(a)	286,631	5,064,770
Shares		Value

CONMED Corp.	87,715	$ 10,617,901
CryoPort, Inc.(a)	239,660	3,851,336
Harmony Biosciences Holdings, Inc.(a)	200,678	7,097,981
Integer Holdings Corp.(a)	138,306	12,790,539
Ligand Pharmaceuticals, Inc.(a)	132,378	8,860,059
Merit Medical Systems, Inc.(a)	85,143	6,357,628
OmniAb, Inc.(a)	116,422	–
Pacira BioSciences, Inc.(a)	155,656	5,658,095
		60,298,309
Industrials—18.8%
Ameresco, Inc., Class A(a)	268,345	15,620,362
ArcBest Corp.	88,128	10,251,049
Atkore, Inc.(a)	92,968	14,751,233
AZEK Co., Inc. (The)(a)	312,186	9,740,203
Casella Waste Systems, Inc., Class A(a)	105,436	8,507,631
EnPro Industries, Inc.	92,492	12,836,040
Parsons Corp.(a)	208,601	10,309,061
Shyft Group, Inc. (The)	305,467	4,407,889
Werner Enterprises, Inc.	229,480	10,790,150
		97,213,618
Information Technology—11.8%
Cohu, Inc.(a)	312,215	13,628,185
Onto Innovation, Inc.(a)	118,246	14,700,343
Perficient, Inc.(a)	162,240	10,349,289
Verint Systems, Inc.(a)	263,470	9,845,874
Workiva, Inc.(a)	120,174	12,653,120
		61,176,811
Materials—4.6%
Graphic Packaging Holding Co.	526,804	12,748,657
Materion Corp.	91,006	10,842,455
		23,591,112
Real Estate—2.0%
Terreno Realty Corp., REIT	178,781	10,608,865
Utilities—1.4%
ONE Gas, Inc.	90,361	7,150,266
Total United States		442,502,016
Total Common Stocks		514,227,179
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(b)	5,313,735	5,313,735
Total Short-Term Investment		5,313,735
Total Investments (Cost $514,463,678)—100.3%		519,540,914
Liabilities in Excess of Other Assets—(0.3%)		(1,736,458)
Net Assets—100.0%		$517,804,456

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—98.8%
CANADA—10.8%
Consumer Staples—2.8%
Jamieson Wellness, Inc.(a)	446,372	$ 10,283,837
Financials—2.2%
CI Financial Corp.	619,365	7,834,534
Industrials—5.8%
ATS Corp.(b)	223,629	10,141,443
Canadian Pacific Kansas City Ltd.	129,805	10,681,653
		20,823,096
Total Canada		38,941,467
ISRAEL—3.8%
Information Technology—3.8%
Nice Ltd., ADR(b)	62,974	13,718,886
UNITED STATES—84.2%
Communication Services—1.2%
Cable One, Inc.	5,903	4,273,418
Consumer Discretionary—5.4%
Lululemon Athletica, Inc.(b)	22,205	8,405,258
TJX Cos., Inc. (The)	129,673	11,220,605
		19,625,863
Consumer Staples—5.2%
Darling Ingredients, Inc.(b)	100,656	6,970,428
Procter & Gamble Co. (The)	75,666	11,826,596
		18,797,024
Energy—1.4%
New Fortress Energy, Inc.	174,750	4,989,112
Financials—11.9%
American Express Co.	59,275	10,010,362
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,722	3,439,262
LPL Financial Holdings, Inc.	46,531	10,672,350
Mastercard, Inc., Class A	48,068	18,952,251
		43,074,225
Health Care—13.3%
Danaher Corp.	36,864	9,402,532
Integer Holdings Corp.(b)	148,132	13,699,247
Merck & Co., Inc.	141,297	15,069,325
UnitedHealth Group, Inc.	19,012	9,627,107
		47,798,211
Shares		Value

Industrials—14.9%
Advanced Drainage Systems, Inc.	34,732	$ 4,236,957
Atkore, Inc.(b)	55,485	8,803,805
Emerson Electric Co.	103,198	9,427,137
Johnson Controls International PLC	108,172	7,523,362
Tetra Tech, Inc.	65,284	11,046,706
Trex Co., Inc.(b)	84,949	5,873,374
Waste Management, Inc.	41,069	6,726,691
		53,638,032
Information Technology—23.5%
Accenture PLC, Class A	25,917	8,198,843
Amdocs Ltd.	131,744	12,336,508
Marvell Technology, Inc.	182,423	11,881,210
Microsoft Corp.	135,549	45,533,620
SolarEdge Technologies, Inc.(b)	27,696	6,687,476
		84,637,657
Materials—2.9%
Crown Holdings, Inc.	114,143	10,587,905
Utilities—4.5%
American Water Works Co., Inc.	56,947	8,395,696
CenterPoint Energy, Inc.	265,126	7,977,642
		16,373,338
Total United States		303,794,785
Total Common Stocks		356,455,138
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	4,542,078	4,542,078
Total Short-Term Investment		4,542,078
Total Investments (Cost $319,151,738)—100.1%		360,997,216
Liabilities in Excess of Other Assets—(0.1%)		(300,896)
Net Assets—100.0%		$360,696,320

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn U.S. Sustainable Leaders Smaller Companies Fund

Shares		Value
COMMON STOCKS—99.7%
CANADA—10.5%
Consumer Discretionary—1.2%
Aritzia, Inc.(a)	9,436	$ 179,539
Consumer Staples—1.5%
SunOpta, Inc.(a)	31,756	210,542
Financials—5.4%
CI Financial Corp.	34,348	434,478
TMX Group Ltd.	14,693	326,474
		760,952
Industrials—2.4%
ATS Corp.(a)	7,466	338,579
Total Canada		1,489,612
ISRAEL—7.0%
Information Technology—7.0%
CyberArk Software Ltd.(a)	3,343	554,971
Nice Ltd., ADR(a)	2,029	442,018
		996,989
UNITED STATES—82.2%
Communication Services—0.3%
Cogent Communications Holdings, Inc.	667	40,847
Consumer Discretionary—2.1%
Burlington Stores, Inc.(a)	1,691	300,355
Consumer Staples—2.7%
Darling Ingredients, Inc.(a)	5,523	382,468
Energy—1.4%
New Fortress Energy, Inc.	6,939	198,108
Financials—10.1%
First Interstate BancSystem, Inc., Class A	9,155	263,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,064	210,551
LPL Financial Holdings, Inc.	1,502	344,499
PJT Partners, Inc., Class A	5,363	425,340
Seacoast Banking Corp. of Florida	7,634	188,636
		1,432,049
Health Care—13.5%
CONMED Corp.	4,447	538,309
CryoPort, Inc.(a)	8,707	139,922
ICON PLC(a)	1,328	333,872
Inmode Ltd.(a)	10,114	433,992
Integer Holdings Corp.(a)	5,052	467,209
		1,913,304
Shares		Value

Industrials—29.1%
Advanced Drainage Systems, Inc.	2,196	$ 267,890
Ameresco, Inc., Class A(a)	8,171	475,634
Atkore, Inc.(a)	2,807	445,387
Casella Waste Systems, Inc., Class A(a)	2,861	230,854
Chart Industries, Inc.(a)	1,698	309,308
JB Hunt Transport Services, Inc.	1,738	354,448
Paylocity Holding Corp.(a)	1,331	301,937
Shyft Group, Inc. (The)	13,109	189,163
Tetra Tech, Inc.	2,894	489,694
Trex Co., Inc.(a)	4,376	302,556
Vertiv Holdings Co.	29,022	754,862
		4,121,733
Information Technology—13.8%
Amdocs Ltd.	5,493	514,364
Onto Innovation, Inc.(a)	4,659	579,207
Perficient, Inc.(a)	6,024	384,271
SolarEdge Technologies, Inc.(a)	1,063	256,672
Wolfspeed, Inc.(a)	3,431	226,103
		1,960,617
Materials—5.9%
Crown Holdings, Inc.	4,875	452,205
Graphic Packaging Holding Co.	15,913	385,095
		837,300
Utilities—3.3%
Essential Utilities, Inc.	10,841	458,466
Total United States		11,645,247
Total Common Stocks		14,131,848
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(b)	77,174	77,174
Total Short-Term Investment		77,174
Total Investments (Cost $14,651,199)—100.2%		14,209,022
Liabilities in Excess of Other Assets—(0.2%)		(32,125)
Net Assets—100.0%		$14,176,897

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Shares or Principal Amount		Value
COMMON STOCKS—17.5%
CANADA—0.6%
Consumer Staples—0.3%
Saputo, Inc.	4,361	$ 92,072
Industrials—0.3%
Canadian National Railway Co.	750	90,911
Total Canada		182,983
CHINA—2.3%
Communication Services—0.2%
Kingsoft Corp. Ltd.	6,600	28,407
Tencent Holdings Ltd.	500	22,981
		51,388
Consumer Discretionary—0.5%
Alibaba Group Holding Ltd.(a)	1,700	21,725
China Meidong Auto Holdings Ltd.	10,000	10,970
H World Group Ltd., ADR(a)	496	23,828
JD.com, Inc., A Shares	800	16,563
Meituan, Class B(a)(b)	1,100	20,999
Minth Group Ltd.	8,000	25,609
Yum China Holdings, Inc.	409	24,957
		144,651
Consumer Staples—0.1%
Hengan International Group Co. Ltd.	5,000	20,566
Vinda International Holdings Ltd.	9,000	18,185
		38,751
Financials—0.5%
China CITIC Bank Corp. Ltd., H Shares	51,000	24,663
China Pacific Insurance Group Co. Ltd., H Shares	8,600	23,185
China Taiping Insurance Holdings Co. Ltd.	17,000	18,963
Far East Horizon Ltd.	27,000	20,308
Huatai Securities Co. Ltd., H Shares(b)	19,000	27,111
New China Life Insurance Co. Ltd., H Shares	8,600	24,940
		139,170
Health Care—0.2%
China Traditional Chinese Medicine Holdings Co. Ltd.	52,000	24,040
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	7,500	19,793
Wuxi Biologics Cayman, Inc.(a)(b)	3,000	17,312
		61,145
Industrials—0.4%
Air China Ltd., H Shares(a)	26,000	21,321
BOC Aviation Ltd.(b)	2,900	24,308
China Southern Airlines Co. Ltd., H Shares(a)	36,000	22,564
CRRC Corp. Ltd., H Shares	55,000	30,355
Jiangsu Expressway Co. Ltd., H Shares	24,000	22,009
		120,557
Information Technology—0.3%
BYD Electronic International Co. Ltd.	7,000	27,024
Chinasoft International Ltd.(a)	28,000	17,539
ZTE Corp., H Shares	9,800	35,866
		80,429
Shares or Principal Amount		Value

Utilities—0.1%
Beijing Enterprises Holdings Ltd.	7,500	$ 29,830
Total China		665,921
DENMARK—0.3%
Materials—0.3%
Chr Hansen Holding AS	1,281	96,797
FRANCE—0.3%
Consumer Staples—0.3%
Danone SA	1,578	96,363
IRELAND—0.3%
Consumer Staples—0.3%
Kerry Group PLC, Class A	972	96,569
JAPAN—0.9%
Communication Services—0.3%
KDDI Corp.	2,900	85,352
Consumer Staples—0.6%
Nissin Foods Holdings Co., Ltd.	1,100	92,747
Yakult Honsha Co. Ltd.	1,500	83,229
		175,976
Total Japan		261,328
MACAO—0.2%
Consumer Discretionary—0.2%
Galaxy Entertainment Group Ltd.(a)	4,000	29,198
Sands China Ltd.(a)	6,400	24,656
		53,854
NETHERLANDS—0.3%
Consumer Staples—0.3%
Koninklijke Ahold Delhaize NV	2,750	94,789
NORWAY—0.3%
Consumer Staples—0.3%
Mowi ASA	5,371	94,421
PORTUGAL—0.3%
Consumer Staples—0.3%
Jeronimo Martins SGPS SA	3,285	89,437
SWITZERLAND—0.3%
Health Care—0.3%
Novartis AG	906	94,855
UNITED STATES—11.4%
Communication Services—0.5%
AT&T, Inc.	5,491	79,729
Verizon Communications, Inc.	2,377	81,008
		160,737
Consumer Staples—4.6%
Campbell Soup Co.	2,086	95,580
Coca-Cola Co. (The)	1,458	90,294
Conagra Brands, Inc.	2,864	93,968
Darling Ingredients, Inc.(a)	1,477	102,282
Dollar General Corp.	458	77,338
Ingredion, Inc.	873	97,130
Kraft Heinz Co. (The)	2,665	96,420
Kroger Co. (The)	1,987	96,648
Lamb Weston Holdings, Inc.	848	87,878

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

	Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Mondelez International, Inc., Class A		1,213	$ 89,920
Nestle SA		748	91,644
PepsiCo, Inc.		476	89,231
Procter & Gamble Co. (The)		584	91,279
Sysco Corp.		1,241	94,701
US Foods Holding Corp.(a)		2,150	91,869
			1,386,182
Financials—1.6%
BlackRock, Inc.		130	96,051
Intercontinental Exchange, Inc.		789	90,577
Marsh & McLennan Cos., Inc.		477	89,877
PayPal Holdings, Inc.(a)		1,354	102,660
Visa, Inc., A Shares		373	88,673
			467,838
Health Care—2.5%
Abbott Laboratories		832	92,627
Bristol-Myers Squibb Co.		1,458	90,673
CVS Health Corp.		1,195	89,254
Danaher Corp.		381	97,178
Johnson & Johnson		548	91,806
Medtronic PLC		1,033	90,656
Thermo Fisher Scientific, Inc.		173	94,918
UnitedHealth Group, Inc.		188	95,198
			742,310
Industrials—0.6%
AGCO Corp.		704	93,702
John Bean Technologies Corp.		780	96,416
			190,118
Information Technology—1.3%
Accenture PLC, Class A		290	91,742
Adobe, Inc.(a)		184	100,495
Cisco Systems, Inc.		1,741	90,602
Microsoft Corp.		261	87,675
			370,514
Utilities—0.3%
NextEra Energy, Inc.		1,205	88,327
Total United States			3,406,026
Total Common Stocks			5,233,343
GOVERNMENT BONDS—20.0%
BRAZIL—7.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 01/01/2027	BRL	10,913,000	2,291,625
ITALY—5.2%
Italy Buoni Poliennali Del Tesoro, Series 7Y, 0.65%, 10/15/2023(b)	EUR	1,433,000	1,565,834
MEXICO—7.1%
Mexico Bonos, Series M, 7.50%, 05/26/2033	MXN	39,004,700	2,127,474
Total Government Bonds			5,984,933
Total Purchased Options (see detail below)			517,741
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—56.5%
CERTIFICATES OF DEPOSIT—24.5%
HONG KONG—8.2%
Bank of Montreal, 5.10%, 08/01/2023	$1,365,918	$ 1,365,918
ING Bank NV, 5.10%, 08/01/2023	1,077,868	1,077,868
Total Hong Kong		2,443,786
NETHERLANDS—4.0%
Rabobank Nederland, 5.25%, 08/01/2023	1,179,746	1,179,746
UNITED KINGDOM—3.4%
BNP Paribas SA, 5.15%, 08/01/2023	1,024,387	1,024,387
UNITED STATES—8.9%
Credit Agricole CIB, 5.30%, 08/01/2023	1,381,694	1,381,694
Societe Generale, 5.20%, 08/01/2023	1,284,117	1,284,117
Total United States		2,665,811
Total Certificates of Deposit		7,313,730
MONEY MARKET FUNDS—18.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	5,576,542	5,576,542
Total Money Market Funds		5,576,542
U.S. TREASURIES—13.3%
U.S. Treasury Bills, 4.92%, 08/01/2023(d)	1,000,000	1,000,000
U.S. Treasury Inflation-Indexed Notes, 1.13%, 01/15/2033(e)	3,123,239	2,983,975
Total U.S. Treasuries		3,983,975
Total Short-Term Investments		16,874,247
Total Investments (Cost $28,071,190)—95.7%		28,610,264
Other Assets in Excess of Liabilities—4.3%		1,291,419
Net Assets—100.0%		$29,901,683

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.
(d)	The rate shown is the discount yield at the time of purchase.
(e)	Inflation linked security.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Denmark Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
ICE U.S. MSCI Emerging Markets EM Index	46	9/15/2023	$2,330,650	$2,424,890	$94,240
Ultra United States Treasury Note 10 Year	70	9/20/2023	8,316,235	8,188,906	(127,329)
					$(33,089)
Short Contract Positions
ICE U.S. mini MSCI EAFE Index	(22)	9/15/2023	$(2,353,402)	$(2,426,380)	$(72,978)
S&P 500 E-Mini	(14)	9/15/2023	(3,057,843)	(3,230,150)	(172,307)
					$(245,285)
					$(278,374)

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/10/2023	Morgan Stanley & Co.	AUD	80,000	USD	52,882	$53,750	$868
09/05/2023	Goldman Sachs & Co.	AUD	89,700	USD	61,769	60,321	(1,448)
Brazilian Real/United States Dollar
08/10/2023	HSBC Bank PLC	BRL	431,206	USD	91,204	91,051	(153)
08/10/2023	JPMorgan Chase Bank N.A.	BRL	13,470,844	USD	2,849,682	2,844,432	(5,250)
08/14/2023	Barclays Bank PLC	BRL	1,179,300	USD	242,537	248,843	6,306
08/16/2023	Barclays Bank PLC	BRL	7,890,000	USD	1,628,617	1,664,292	35,675
08/16/2023	Goldman Sachs & Co.	BRL	3,491,959	USD	722,194	736,583	14,389
British Pound/United States Dollar
08/10/2023	Barclays Bank PLC	GBP	180,000	USD	227,214	231,011	3,797
08/10/2023	Citibank N.A.	GBP	130,000	USD	166,494	166,841	347
08/10/2023	HSBC Bank PLC	GBP	280,000	USD	350,723	359,350	8,627
08/10/2023	JPMorgan Chase Bank N.A.	GBP	428,000	USD	539,657	549,292	9,635
08/10/2023	Morgan Stanley & Co.	GBP	509,000	USD	635,149	653,247	18,098
08/14/2023	Citibank N.A.	GBP	192,000	USD	246,746	246,416	(330)
Canadian Dollar/United States Dollar
08/09/2023	JPMorgan Chase Bank N.A.	CAD	223,000	USD	170,122	169,133	(989)
08/10/2023	Morgan Stanley & Co.	CAD	310,000	USD	227,330	235,121	7,791
08/14/2023	Goldman Sachs & Co.	CAD	322,000	USD	243,304	244,237	933
08/16/2023	JPMorgan Chase Bank N.A.	CAD	86,836	USD	65,757	65,867	110
08/16/2023	Morgan Stanley & Co.	CAD	22,256	USD	16,766	16,882	116
09/05/2023	Goldman Sachs & Co.	CAD	65,400	USD	49,850	49,621	(229)
Danish Krone/United States Dollar
08/10/2023	UBS AG	DKK	300,000	USD	44,516	44,286	(230)
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
08/08/2023	HSBC Bank PLC	EUR	49,551	USD	53,169	$54,497	$1,328
08/10/2023	Barclays Bank PLC	EUR	518,000	USD	572,322	569,751	(2,571)
08/10/2023	Morgan Stanley & Co.	EUR	1,399,000	USD	1,508,290	1,538,768	30,478
08/16/2023	Morgan Stanley & Co.	EUR	28,699	USD	32,307	31,575	(732)
Hong Kong Dollar/United States Dollar
08/10/2023	Morgan Stanley & Co.	HKD	1,588	USD	203	204	1
08/10/2023	UBS AG	HKD	29,000	USD	3,710	3,719	9
08/16/2023	HSBC Bank PLC	HKD	600,976	USD	76,928	77,068	140
08/16/2023	UBS AG	HKD	666,068	USD	85,349	85,415	66
Hungarian Forint/United States Dollar
08/14/2023	UBS AG	HUF	250,190,000	USD	723,812	708,713	(15,099)
Indian Rupee/United States Dollar
08/18/2023	Citibank N.A.	INR	134,000,000	USD	1,630,339	1,629,807	(532)
Indonesian Rupiah/United States Dollar
08/16/2023	HSBC Bank PLC	IDR	23,000,000,000	USD	1,507,110	1,524,348	17,238
Israeli Shekel/United States Dollar
08/10/2023	Barclays Bank PLC	ILS	16,000	USD	4,416	4,353	(63)
Japanese Yen/United States Dollar
08/10/2023	HSBC Bank PLC	JPY	12,000,000	USD	84,463	84,454	(9)
08/10/2023	JPMorgan Chase Bank N.A.	JPY	42,000,000	USD	313,745	295,590	(18,155)
08/14/2023	Morgan Stanley & Co.	JPY	35,200,000	USD	244,754	247,886	3,132
08/16/2023	Morgan Stanley & Co.	JPY	188,705,232	USD	1,332,830	1,329,313	(3,517)
Mexican Peso/United States Dollar
08/14/2023	Morgan Stanley & Co.	MXN	8,316,000	USD	482,693	495,652	12,959
08/16/2023	Barclays Bank PLC	MXN	1,584,660	USD	93,419	94,416	997
08/16/2023	JPMorgan Chase Bank N.A.	MXN	28,100,000	USD	1,649,812	1,674,229	24,417
New Taiwan Dollar/United States Dollar
08/16/2023	HSBC Bank PLC	TWD	20,000,000	USD	650,407	636,288	(14,119)
New Zealand Dollar/United States Dollar
08/14/2023	Citibank N.A.	NZD	399,000	USD	246,978	247,818	840
09/05/2023	Goldman Sachs & Co.	NZD	106,000	USD	67,539	65,839	(1,700)
Norwegian Krone/United States Dollar
08/16/2023	HSBC Bank PLC	NOK	878,931	USD	87,426	86,769	(657)
09/05/2023	Goldman Sachs & Co.	NOK	991,000	USD	99,277	97,899	(1,378)
Polish Zloty/United States Dollar
08/14/2023	Goldman Sachs & Co.	PLN	996,400	USD	242,170	248,601	6,431
South African Rand/United States Dollar
08/30/2023	Morgan Stanley & Co.	ZAR	2,580,000	USD	142,599	143,910	1,311
South Korean Won/United States Dollar
08/10/2023	Goldman Sachs & Co.	KRW	1,610,000,000	USD	1,263,188	1,261,460	(1,728)
08/14/2023	Citibank N.A.	KRW	639,860,000	USD	502,186	501,436	(750)
09/07/2023	Morgan Stanley & Co.	KRW	134,000,000	USD	106,032	105,135	(897)
Swedish Krona/United States Dollar
08/16/2023	Citibank N.A.	SEK	7,740,000	USD	757,642	735,800	(21,842)
09/05/2023	Goldman Sachs & Co.	SEK	685,000	USD	67,204	65,184	(2,020)
Swiss Franc/United States Dollar
08/10/2023	HSBC Bank PLC	CHF	280,000	USD	315,945	321,323	5,378
08/14/2023	Citibank N.A.	CHF	219,000	USD	251,952	251,429	(523)
08/16/2023	UBS AG	CHF	38,647	USD	43,641	44,379	738
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Thai Baht/United States Dollar
08/15/2023	Goldman Sachs & Co.	THB	17,270,000	USD	504,927	$505,145	$218
08/16/2023	Goldman Sachs & Co.	THB	4,344,732	USD	127,749	127,095	(654)
						$24,625,844	$116,798

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/05/2023	Morgan Stanley & Co.	USD	672,015	AUD	1,010,000	$679,201	$(7,186)
United States Dollar/Brazilian Real
08/10/2023	Barclays Bank PLC	USD	2,650,244	BRL	13,470,844	2,844,432	(194,188)
08/10/2023	Morgan Stanley & Co.	USD	91,204	BRL	454,333	95,935	(4,731)
08/14/2023	JPMorgan Chase Bank N.A.	USD	249,389	BRL	1,179,300	248,843	546
08/16/2023	HSBC Bank PLC	USD	91,204	BRL	431,616	91,044	160
08/16/2023	JPMorgan Chase Bank N.A.	USD	2,846,983	BRL	13,470,844	2,841,498	5,485
08/24/2023	Goldman Sachs & Co.	USD	79,869	BRL	395,169	83,241	(3,372)
United States Dollar/British Pound
08/10/2023	Barclays Bank PLC	USD	250,412	GBP	192,000	246,411	4,001
08/10/2023	Barclays Bank PLC	USD	104,990	GBP	83,000	106,522	(1,532)
08/10/2023	HSBC Bank PLC	USD	271,115	GBP	210,000	269,512	1,603
08/10/2023	JPMorgan Chase Bank N.A.	USD	996,201	GBP	786,000	1,008,747	(12,546)
08/14/2023	JPMorgan Chase Bank N.A.	USD	242,543	GBP	192,000	246,416	(3,873)
United States Dollar/Canadian Dollar
08/09/2023	Citibank N.A.	USD	1,720,719	CAD	2,300,000	1,744,422	(23,703)
08/10/2023	Goldman Sachs & Co.	USD	88,503	CAD	120,000	91,015	(2,512)
08/10/2023	Morgan Stanley & Co.	USD	308,476	CAD	420,656	319,048	(10,572)
08/14/2023	JPMorgan Chase Bank N.A.	USD	243,051	CAD	322,000	244,237	(1,186)
09/05/2023	JPMorgan Chase Bank N.A.	USD	669,926	CAD	897,000	680,586	(10,660)
United States Dollar/Chinese Renminbi
08/14/2023	HSBC Bank PLC	USD	1,588,886	CNY	11,300,000	1,588,143	743
United States Dollar/Danish Krone
08/10/2023	UBS AG	USD	97,484	DKK	656,961	96,980	504
United States Dollar/Euro
08/10/2023	Barclays Bank PLC	USD	3,559,746	EUR	3,221,869	3,543,752	15,994
08/10/2023	JPMorgan Chase Bank N.A.	USD	193,412	EUR	180,000	197,983	(4,571)
United States Dollar/Hong Kong Dollar
08/10/2023	UBS AG	USD	837,858	HKD	6,549,631	839,881	(2,023)
United States Dollar/Hungarian Forint
08/14/2023	Goldman Sachs & Co.	USD	713,830	HUF	250,190,000	708,713	5,117
United States Dollar/Japanese Yen
08/10/2023	Barclays Bank PLC	USD	86,548	JPY	12,000,000	84,454	2,094
08/10/2023	JPMorgan Chase Bank N.A.	USD	1,591,645	JPY	213,068,186	1,499,543	92,102
08/14/2023	Goldman Sachs & Co.	USD	247,646	JPY	35,200,000	247,886	(240)
08/16/2023	Morgan Stanley & Co.	USD	93,505	JPY	13,039,707	91,857	1,648
United States Dollar/Mexican Peso
08/10/2023	Morgan Stanley & Co.	USD	2,055,000	MXN	37,029,874	2,208,632	(153,632)
08/14/2023	Morgan Stanley & Co.	USD	496,865	MXN	8,316,000	495,652	1,213
United States Dollar/New Taiwan Dollar
08/16/2023	HSBC Bank PLC	USD	3,876,424	TWD	119,200,000	3,792,274	84,150
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/New Zealand Dollar
08/14/2023	Morgan Stanley & Co.	USD	242,558	NZD	399,000	$247,818	$(5,260)
09/05/2023	Barclays Bank PLC	USD	669,423	NZD	1,100,000	683,231	(13,808)
United States Dollar/Norwegian Krone
08/10/2023	UBS AG	USD	207,721	NOK	2,221,072	219,220	(11,499)
09/05/2023	Citibank N.A.	USD	666,431	NOK	7,330,000	724,115	(57,684)
United States Dollar/Polish Zloty
08/14/2023	Morgan Stanley & Co.	USD	248,959	PLN	996,400	248,601	358
United States Dollar/South African Rand
08/30/2023	Morgan Stanley & Co.	USD	1,298,416	ZAR	25,360,000	1,414,557	(116,141)
United States Dollar/South Korean Won
08/10/2023	HSBC Bank PLC	USD	1,212,267	KRW	1,610,000,000	1,261,460	(49,193)
08/14/2023	UBS AG	USD	485,206	KRW	639,860,000	501,436	(16,230)
08/16/2023	Goldman Sachs & Co.	USD	1,263,594	KRW	1,610,000,000	1,261,822	1,772
09/07/2023	UBS AG	USD	1,345,068	KRW	1,750,000,000	1,373,029	(27,961)
United States Dollar/Swedish Krona
08/16/2023	Morgan Stanley & Co.	USD	2,315,137	SEK	23,900,000	2,272,045	43,092
09/05/2023	Citibank N.A.	USD	667,862	SEK	7,150,000	680,389	(12,527)
United States Dollar/Swiss Franc
08/10/2023	Barclays Bank PLC	USD	90,859	CHF	78,000	89,511	1,348
08/10/2023	HSBC Bank PLC	USD	199,048	CHF	176,402	202,436	(3,388)
08/14/2023	JPMorgan Chase Bank N.A.	USD	244,009	CHF	219,000	251,429	(7,420)
United States Dollar/Thai Baht
08/10/2023	UBS AG	USD	128,739	THB	4,344,732	127,021	1,718
08/15/2023	UBS AG	USD	488,585	THB	17,270,000	505,145	(16,560)
						$39,300,125	$(510,550)

At July 31, 2023, Fund's open forward foreign cross currency contracts were as follows:

Purchase/Sale Settlement Date	Counterparty		Amount Purchased		Amount Sold	Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / New Zealand Dollar
08/16/2023	Morgan Stanley & Co.	AUD	2,618,645	NZD	2,850,000	$1,771,383	$1,761,028	$(10,355)
Australian Dollar/New Zealand Dollar
08/02/2023	JPMorgan Chase Bank N.A.	AUD	2,605,423	NZD	2,850,000	1,755,144	1,735,072	(20,072)
British Pound / Euro
08/08/2023	Citibank N.A.	GBP	1,090,000	EUR	1,266,040	1,357,104	1,363,595	6,491
08/08/2023	UBS AG	GBP	1,250,000	EUR	1,435,025	1,577,562	1,603,545	25,983
Euro / British Pound
08/08/2023	Citibank N.A.	EUR	2,651,514	GBP	2,340,000	2,918,389	2,831,418	(86,971)
New Zealand Dollar / Australian Dollar
08/02/2023	Morgan Stanley & Co.	NZD	2,850,000	AUD	2,619,825	1,774,125	1,784,523	10,398
							$11,079,181	$(74,526)
Unrealized appreciation on forward foreign currency exchange contracts								$518,893
Unrealized depreciation on forward foreign currency exchange contracts								$(987,171)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

At July 31, 2023, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Sell Protection:
06/20/2028	9,500,000	CDX.NA.IG.S40	Equal to 1.00%	N/A	Quarterly	$45,189	$164,029	$118,840
						$45,189	$164,029	$118,840

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At July 31, 2023, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
JPY	482,000,000	04/19/2033	Citigroup	Receive	12-Month TONA	0.72%	Annually	$-	$(1,673)	$(1,673)
								$-	$(1,673)	$(1,673)
AUD	7,270,000	02/17/2033	Morgan Stanley & Co.	Pay	6-month BBSW	4.64%	Semi-annual	-	7,825	7,825
GBP	32,000,000	09/14/2025	Morgan Stanley & Co.	Pay	12-month SONIA	5.48%	Annually	-	(68,558)	(68,558)
JPY	177,760,000	07/11/2053	Morgan Stanley & Co.	Pay	12-Month TONA	1.08%	Annually	-	(59,659)	(59,659)
								$-	$(120,392)	$(120,392)
								$-	$(122,065)	$(122,065)

At July 31, 2023, the Fund held the following over-the-counter total return swaps:
Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Index	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depreciation)
USD	(1,269,573)	08/17/2023	Pay	Korea Stock Exchange KOSPI 200 Index	1-month SOFR	Monthly	$(13,302)	$(13,302)
USD	(1,566,057)	10/05/2023	Pay	S&P 500 Low Volatility Net Total Return Index	1-month SOFR	Monthly	5,211	5,211
USD	1,879,019	09/05/2023	Receive	MSCI Daily TR World Gross Consumer Staples	1-month SOFR	Monthly	(39,987)	(39,987)
USD	2,568,948	10/02/2023	Receive	MSCI LTD World Index	1-month SOFR	Monthly	(66,392)	(66,392)
USD	(2,772,238)	05/10/2024	Receive	Shiller Barclays CAPE US Core Mid-Month Sector Market Hedged Gross ER Index		Monthly	36,151	36,151
								$(78,319)

At July 31, 2023, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Call Options Purchased 0.3%
Currency Options 0.0%
USD/GBP	10/09/2023	0.89	N/A	4,050,000	$36,138	$6,349	$(29,789)
USD/GBP	01/12/2024	0.90	N/A	1,410,000	9,577	6,208	(3,369)
					45,715	$12,557	$(33,158)
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Index Options 0.3%
CBOE Volatility Index	08/16/2023	23.00	120	276,000	$39,180	$2,640	$(36,540)
CBOE Volatility Index	09/20/2023	23.00	122	280,600	45,325	10,736	(34,589)
DAX Index	08/18/2023	17,550.00	77	6,756,750	7,618	2,032	(5,586)
Swiss Market Index	08/18/2023	12,400.00	53	6,572,000	4,744	243	(4,501)
S&P 500 Index	08/18/2023	4,725.00	16	7,560,000	5,784	7,840	2,056
CBOE Volatility Index	10/18/2023	20.00	285	570,000	83,197	48,735	(34,462)
FTSE 100 Index	09/15/2023	7,950.00	65	5,167,500	6,321	22,523	16,202
Swiss Market Index	09/15/2023	11,900.00	49	5,831,000	5,227	8,120	2,893
						$102,869	$(94,527)

Description	Expiration Date	Pay	Receive	Notional Amount	Cost	Value	Unrealized Value
Swaptions 0.0%
Interest Rate Swap Call	09/05/2023	3.86%	6M Euribor	31,100,000	$52,477	$9,062	$(43,415)
Interest Rate Swap Call	08/07/2023	3.04%	SOFR	1,730,000	9,169	21	(9,148)
						$9,083	$(52,563)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Put Options Purchased 1.4%
Index Options 0.1%
S&P 500 Index	09/29/2023	4,130.00	15	6,195,000	$75,927	$19,950	$(55,977)

Description	Expiration Date	Pay	Receive	Notional Amount	Cost	Value	Unrealized Value
Swaptions 1.3%
Interest Rate Swap Put	09/20/2023	SOFR	4.24%	7,436,106	$39,039	$70,851	$31,812
Interest Rate Swap Put	09/21/2023	SOFR	4.45%	20,231,947	98,125	131,634	33,509
Interest Rate Swap Put	09/22/2023	SOFR	4.52%	20,231,947	85,986	111,994	26,008
Interest Rate Swap Put	09/05/2023	6M Euribor	3.86%	31,100,000	52,477	54,295	1,818
Interest Rate Swap Put	08/07/2023	SOFR	3.44%	1,730,000	9,515	4,508	(5,007)
						$373,282	$88,140

At July 31, 2023 the Fund held the following written options:
Description	Expiration Date	Pay	Receive	Notional Amount	Cost	Value	Unrealized Value
Call Options Written 0.0%
Swaptions 0.0%
Interest Rate Swap Call	08/07/2023	3.24%	SOFR	(1,730,000)	$(30,448)	$(2,113)	$28,335

Description	Expiration Date	Exercise Price	Contracts	Unrealized Value		Value	Unrealized Value
Put Options Written 0.2%
Currency Options 0.1%
USD/BRL	08/02/2023	4.75	N/A	(1,450,000)	$(3,045)	$(8,556)	$(5,511)
USD/MXN	08/02/2023	16.92	N/A	(1,450,000)	(4,205)	(16,446)	(12,241)
					(7,250)	$(25,002)	$(17,752)

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Description	Expiration Date	Pay	Receive	Notional Amount	Cost	Value	Unrealized Value
Swaptions 0.1%
Interest Rate Swap Put	08/07/2023	SOFR	3.24%	(1,730,000)	$(30,448)	$(40,966)	$(10,518)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—91.6%
AUSTRIA—0.9%
Holding Companies-Diversified Operations—0.9%
Benteler International AG
9.38%, 05/15/2028(a)	EUR	240,000	$ 267,917
9.38%, 05/15/2028(a)		200,000	223,265
10.50%, 05/15/2028(a)		$400,000	406,034
			897,216
BELGIUM—0.5%
Media—0.5%
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)		600,000	548,520
BRAZIL—1.2%
Chemicals—0.4%
Braskem Netherlands Finance BV, 4.50%, 01/10/2028(a)		425,000	390,192
Healthcare Providers & Services—0.6%
Rede D'or Finance Sarl
4.95%, 01/17/2028(a)		380,000	352,702
4.50%, 01/22/2030(a)		204,000	177,181
			529,883
Oil & Gas Services—0.2%
Guara Norte Sarl, 5.20%, 06/15/2034(a)(b)		257,320	229,658
Total Brazil			1,149,733
CANADA—3.0%
Diversified Telecommunication Services—0.5%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)		589,000	543,318
Environmental Control—0.3%
GFL Environmental, Inc., 4.75%, 06/15/2029(a)		285,000	259,966
Machinery-Diversified—0.5%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)		543,000	504,355
Metals & Mining—0.8%
Teck Resources Ltd., 3.90%, 07/15/2030		898,000	810,835
Oil & Gas Services—0.9%
Enerflex Ltd., 9.00%, 10/15/2027(a)		869,000	874,384
Total Canada			2,992,858
CHINA—0.1%
Real Estate—0.1%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(a)		200,000	37,695
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(a)		230,000	9,816
9.38%, 06/30/2024(a)(c)		495,000	21,081
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(c)		200,000	5,000
7.10%, 09/10/2024(a)(c)		429,000	10,725
			84,317
	Shares or Principal Amount		Value

COLOMBIA—0.3%
Oil, Gas & Consumable Fuels—0.3%
Ecopetrol SA, 6.88%, 04/29/2030		$307,000	$ 289,285
CZECH REPUBLIC—0.3%
Entertainment—0.3%
Allwyn Entertainment Financing UK PLC, 7.25%, 04/30/2030(a)	EUR	257,000	287,904
FRANCE—2.8%
Auto Parts & Equipment—0.4%
Forvia, 2.38%, 06/15/2029(a)		375,000	347,900
Diversified Telecommunication Services—0.5%
Iliad Holding SASU, 6.50%, 10/15/2026(a)		$532,000	509,849
Electric Utilities—0.5%
Electricite de France SA
(fixed rate to 01/29/2025, variable rate thereafter), 5.38%, 01/29/2025(a)(d)(e)	EUR	200,000	215,130
(fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(d)(e)		300,000	318,035
			533,165
Healthcare Providers & Services—0.9%
CAB SELAS, 3.38%, 02/01/2028(a)		400,000	374,930
Chrome Bidco SASU, 3.50%, 05/31/2028(a)		587,000	559,890
			934,820
Packaging & Containers—0.5%
Verallia SA, 1.88%, 11/10/2031(a)		500,000	454,369
Total France			2,780,103
GERMANY—4.2%
Apparel—0.5%
CT Investment GmbH, 5.50%, 04/15/2026(a)		490,000	502,896
Auto Parts & Equipment—1.6%
IHO Verwaltungs GmbH, PIK, 8.75%, 05/15/2028(a)(f)		437,996	504,452
Schaeffler AG
2.88%, 03/26/2027(a)		350,000	367,508
3.38%, 10/12/2028(a)		200,000	202,968
ZF Europe Finance BV
2.00%, 02/23/2026(a)		200,000	203,606
2.50%, 10/23/2027(a)		300,000	296,453
			1,574,987
Building Materials—0.5%
HT Troplast GmbH, 9.38%, 07/15/2028(a)		476,000	522,567
Commercial Banks—0.5%
Deutsche Bank AG
2.63%, 12/16/2024(a)	GBP	100,000	121,266
(fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(d)		300,000	328,623
			449,889
Commercial Services & Supplies—0.4%
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/2026(a)	EUR	395,639	427,936
Machinery-Diversified—0.3%
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)		276,000	276,113

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY (continued)
Pharmaceutical—0.4%
Gruenenthal GmbH
3.63%, 11/15/2026(a)	EUR	199,000	$ 208,408
4.13%, 05/15/2028(a)		230,000	239,236
			447,644
Total Germany			4,202,032
HONG KONG—0.5%
Lodging—0.5%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)		$534,000	475,322
ISRAEL—1.8%
Pharmaceutical—1.8%
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/2027	EUR	200,000	199,040
7.38%, 09/15/2029		911,000	1,019,775
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		$227,000	205,359
7.88%, 09/15/2029		326,000	339,361
			1,763,535
ITALY—2.0%
Commercial Services & Supplies—0.3%
Autostrade per l'Italia SpA, 2.00%, 12/04/2028(a)	EUR	250,000	242,611
Diversified Telecommunication Services—0.3%
Telecom Italia Capital SA, 6.38%, 11/15/2033		$400,000	338,531
Entertainment—1.2%
Lottomatica SpA
7.13%, 06/01/2028(a)	EUR	510,000	575,678
3 mo. Euribor + 4.125%, 7.59%, 06/01/2028(a)(e)		569,000	628,677
			1,204,355
Hand/Machine Tools—0.2%
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/2028(a)		231,000	231,075
Total Italy			2,016,572
LUXEMBOURG—4.3%
Biotechnology—0.4%
Cidron Aida Finco Sarl
5.00%, 04/01/2028(a)		151,000	150,700
6.25%, 04/01/2028(a)	GBP	253,000	283,290
			433,990
Chemicals—1.3%
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)	EUR	1,230,000	1,324,461
	Shares or Principal Amount		Value

Commercial Services & Supplies—0.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)	EUR	246,000	$ 259,999
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)		$519,000	480,859
			740,858
Diversified Telecommunication Services—1.0%
Altice France Holding SA, 8.00%, 05/15/2027(a)	EUR	633,000	267,954
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)		712,000	737,831
			1,005,785
Energy-Alternate Sources—0.4%
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)		462,000	419,837
Entertainment—0.0%
LHMC Finco 2 Sarl, PIK, 7.25%, 10/02/2025(a)(f)		12,166	13,189
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(a)(c)(g)(h)(i)		60,500	–
Media—0.4%
Altice Financing SA, 5.75%, 08/15/2029(a)		$449,000	336,714
Total Luxembourg			4,274,834
MACAO—0.5%
Lodging—0.5%
MGM China Holdings Ltd., 4.75%, 02/01/2027(a)		274,000	251,587
Sands China Ltd., 3.35%, 03/08/2029		299,000	257,351
			508,938
MEXICO—1.8%
Building Materials—0.5%
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(j)		497,000	516,902
Chemicals—0.1%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)		200,000	128,975
Diversified Telecommunication Services—0.3%
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)		354,000	322,805
Oil, Gas & Consumable Fuels—0.9%
Petroleos Mexicanos, 5.35%, 02/12/2028		1,030,000	845,088
Total Mexico			1,813,770
NETHERLANDS—2.3%
Chemicals—0.2%
OCI NV, 3.63%, 10/15/2025(a)	EUR	247,500	264,371
Commercial Banks—0.4%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(d)(k)		355,750	368,465
Home Furnishings—0.3%
Nobel Bidco BV, 3.13%, 06/15/2028(a)		340,000	298,410
Media—1.4%
Summer BidCo BV, PIK, 9.00%, 11/15/2025(a)(f)		367,062	367,774

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NETHERLANDS (continued)
UPC Holding BV, 5.50%, 01/15/2028(a)		$400,000	$ 356,000
UPCB Finance VII Ltd., 3.63%, 06/15/2029(a)	EUR	200,000	196,456
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)		335,000	295,818
Ziggo Bond Co. BV, 5.13%, 02/28/2030(a)		$200,000	158,007
			1,374,055
Total Netherlands			2,305,301
NIGERIA—0.7%
Engineering & Construction—0.7%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)		760,000	691,934
PANAMA—0.4%
Diversified Telecommunication Services—0.4%
C&W Senior Financing DAC, 6.88%, 09/15/2027(a)		436,000	395,766
REPUBLIC OF IRELAND—0.7%
Commercial Services & Supplies—0.7%
Cimpress PLC, 7.00%, 06/15/2026		699,000	659,681
SLOVENIA—0.1%
Internet—0.1%
United Group BV, 5.25%, 02/01/2030(a)	EUR	123,000	108,818
SOUTH AFRICA—0.3%
Diversified Telecommunication Services—0.3%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)		$384,000	255,744
SPAIN—3.6%
Commercial Banks—1.2%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(j)		600,000	571,320
Banco de Sabadell SA
(fixed rate to 06/16/2027, variable rate thereafter), FRN, 0.88%, 06/16/2028(a)(e)	EUR	200,000	188,481
(fixed rate to 02/07/2028, variable rate thereafter), FRN, 5.25%, 02/07/2029(a)(e)		200,000	219,935
Unicaja Banco SA, (fixed rate to 11/15/2026, variable rate thereafter), FRN, 7.25%, 11/15/2027(a)(e)		200,000	225,864
			1,205,600
Commercial Services & Supplies—0.4%
Arena Luxembourg Finance Sarl, 1.88%, 02/01/2028(a)		400,000	365,768
Diversified Telecommunication Services—1.0%
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)		500,000	514,726
Telefonica Europe BV, (fixed rate to 06/22/2026, variable rate thereafter), 3.88%, 06/22/2026(a)(d)		500,000	512,642
			1,027,368
	Shares or Principal Amount		Value

Engineering & Construction—1.0%
Abertis Infraestructuras Finance BV, (fixed rate to 11/24/2025, variable rate thereafter), VRN, 3.25%, 11/24/2025(a)(d)	EUR	500,000	$ 501,647
Cellnex Finance Co. SA
1.00%, 09/15/2027(a)		100,000	95,975
1.50%, 06/08/2028(a)		100,000	95,817
2.00%, 09/15/2032(a)		300,000	263,884
			957,323
Total Spain			3,556,059
SWEDEN—0.6%
Commercial Services & Supplies—0.6%
Verisure Holding AB, 3.25%, 02/15/2027(a)		333,000	330,931
Verisure Midholding AB, 5.25%, 02/15/2029(a)		275,000	264,522
			595,453
SWITZERLAND—0.6%
Chemicals—0.6%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)		$652,000	562,826
TURKEY—0.4%
Diversified Telecommunication Services—0.4%
Turk Telekomunikasyon AS, 4.88%, 06/19/2024(a)		410,000	397,003
UNITED KINGDOM—6.0%
Aerospace & Defense—0.7%
Rolls-Royce PLC, 4.63%, 02/16/2026(a)	EUR	680,000	744,856
Commercial Banks—0.4%
HSBC Bank Capital Funding Sterling 1 LP, (fixed rate to 11/05/2031, variable rate thereafter), FRN, 5.84%, 11/05/2031(a)(d)	GBP	320,000	411,288
Diversified Financial Services—0.5%
Jerrold Finco PLC
4.88%, 01/15/2026(a)		134,000	150,214
5.25%, 01/15/2027(a)		306,000	326,883
			477,097
Diversified Telecommunication Services—0.5%
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)		188,000	203,511
Vodafone Group PLC, (fixed rate to 07/03/2024, variable rate thereafter), 6.25%, 10/03/2078(a)		$260,000	256,490
			460,001
Entertainment—0.6%
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)	GBP	500,000	590,341
Food Products—0.4%
Bellis Acquisition Co. PLC
3.25%, 02/16/2026(a)		278,000	305,937
4.50%, 02/16/2026(a)		106,000	119,303
			425,240

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Media—0.7%
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/2028(a)	GBP	544,000	$ 568,265
4.88%, 07/15/2028(a)		100,000	104,461
			672,726
Oil, Gas & Consumable Fuels—0.6%
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)		$581,000	551,937
Pharmaceutical—1.2%
180 Medical, Inc., 3.88%, 10/15/2029(a)		1,345,000	1,177,591
Retail—0.4%
B&M European Value Retail SA, 4.00%, 11/15/2028(a)	GBP	400,000	436,924
Total United Kingdom			5,948,001
UNITED STATES—50.2%
Advertising—0.3%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)		$321,000	273,368
Aerospace & Defense—1.8%
Howmet Aerospace, Inc.
6.88%, 05/01/2025		43,000	43,655
3.00%, 01/15/2029		455,000	397,189
5.95%, 02/01/2037		804,000	817,417
TransDigm, Inc., 6.75%, 08/15/2028(a)		517,000	518,543
			1,776,804
Agriculture—1.1%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)		461,000	454,071
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)		721,000	670,300
			1,124,371
Apparel—0.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)		282,000	221,525
Auto Manufacturers—1.7%
Ford Motor Co.
9.63%, 04/22/2030		422,000	492,520
6.10%, 08/19/2032		296,000	286,372
Ford Motor Credit Co. LLC
4.54%, 03/06/2025	GBP	162,000	198,547
4.95%, 05/28/2027		$364,000	345,419
2.90%, 02/16/2028		396,000	340,734
			1,663,592
Auto Parts & Equipment—1.6%
Adient Global Holdings Ltd.
3.50%, 08/15/2024(a)	EUR	41,645	44,991
7.00%, 04/15/2028(a)		$79,000	79,568
8.25%, 04/15/2031(a)		326,000	335,128
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/2028(a)		219,000	219,977
Goodyear Europe BV, 2.75%, 08/15/2028(a)	EUR	352,000	343,329
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025		$285,000	292,125
	Shares or Principal Amount		Value

5.00%, 07/15/2029		$115,000	$ 106,042
5.25%, 07/15/2031		152,000	135,282
			1,556,442
Building Materials—2.2%
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)		378,000	328,000
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)		548,000	453,470
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)		930,000	785,850
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)		672,000	624,960
			2,192,280
Chemicals—0.2%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)		272,000	202,640
Coal—1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)		1,153,000	992,861
Commercial Services & Supplies—0.8%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)		486,000	447,049
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)		380,000	336,186
			783,235
Diversified Financial Services—0.5%
Encore Capital Group, Inc., 4.88%, 10/15/2025(a)	EUR	500,000	516,853
Diversified Telecommunication Services—1.8%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)		$286,000	207,746
8.75%, 05/15/2030(a)		256,000	246,985
8.63%, 03/15/2031(a)		57,000	54,540
Level 3 Financing, Inc., 10.50%, 05/15/2030(a)		397,000	411,238
Sprint Capital Corp.
6.88%, 11/15/2028		169,000	179,148
8.75%, 03/15/2032		563,000	678,348
			1,778,005
Electric Utilities—2.3%
NRG Energy, Inc.
3.38%, 02/15/2029(a)		1,035,000	854,460
3.63%, 02/15/2031(a)		241,000	189,131
7.00%, 03/15/2033(a)		271,000	270,374
Palomino Funding Trust I, 7.23%, 05/17/2028(a)		329,000	332,318
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		302,000	313,440
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)		170,000	164,378
4.38%, 05/01/2029(a)		221,000	195,066
			2,319,167
Energy Equipment & Services—5.1%
Cheniere Energy Partners LP
4.50%, 10/01/2029		595,000	553,165
4.00%, 03/01/2031		177,000	157,507

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
EnLink Midstream LLC, 6.50%, 09/01/2030(a)		$597,000	$ 600,899
EnLink Midstream Partners LP, 5.45%, 06/01/2047		300,000	248,154
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(a)		306,000	312,916
ITT Holdings LLC, 6.50%, 08/01/2029(a)		688,000	588,409
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)		255,000	220,806
6.25%, 01/15/2030(a)		106,000	103,649
4.13%, 08/15/2031(a)		643,000	545,414
3.88%, 11/01/2033(a)		410,000	332,726
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)		333,000	338,455
8.38%, 06/01/2031(a)		333,000	337,901
Western Midstream Operating LP
3.95%, 06/01/2025		263,000	253,609
4.65%, 07/01/2026		156,000	151,359
6.15%, 04/01/2033		289,000	293,112
			5,038,081
Entertainment—2.2%
Affinity Interactive, 6.88%, 12/15/2027(a)		727,000	643,163
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)		18,000	18,180
CCM Merger, Inc., 6.38%, 05/01/2026(a)		511,000	497,840
International Game Technology PLC, 3.50%, 06/15/2026(a)	EUR	547,000	581,880
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)		$65,000	62,094
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)		372,000	372,909
			2,176,066
Environmental Control—0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027(a)		237,000	227,330
6.38%, 02/01/2031(a)		129,000	129,617
			356,947
Food Products—1.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033(a)		948,000	911,045
Post Holdings, Inc., 5.50%, 12/15/2029(a)		600,000	557,207
			1,468,252
Healthcare Providers & Services—1.6%
HCA, Inc., 5.63%, 09/01/2028		588,000	590,252
IQVIA, Inc.
1.75%, 03/15/2026(a)	EUR	315,000	322,133
6.50%, 05/15/2030(a)		$200,000	201,948
Tenet Healthcare Corp.
6.13%, 10/01/2028		345,000	328,644
6.13%, 06/15/2030		111,000	107,864
			1,550,841
Home Builders—0.4%
Adams Homes, Inc., 7.50%, 02/15/2025(a)		443,000	435,169
	Shares or Principal Amount		Value

Home Furnishings—0.5%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)		$614,000	$ 496,952
Internet—0.9%
Netflix, Inc.
4.63%, 05/15/2029	EUR	341,000	382,743
6.38%, 05/15/2029		$465,000	491,667
			874,410
Iron/Steel—0.2%
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)		213,000	207,206
Leisure Time—2.0%
Carnival Corp., 6.00%, 05/01/2029(a)		374,000	336,184
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)		683,000	558,732
NCL Corp. Ltd.
5.88%, 02/15/2027(a)		299,000	291,174
8.38%, 02/01/2028(a)		115,000	119,891
7.75%, 02/15/2029(a)		325,000	311,176
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)		105,000	111,239
5.50%, 04/01/2028(a)		271,000	255,417
			1,983,813
Lodging—0.6%
Travel & Leisure Co., 4.63%, 03/01/2030(a)		705,000	608,748
Machinery-Diversified—0.8%
Chart Industries, Inc.
7.50%, 01/01/2030(a)		333,000	341,275
9.50%, 01/01/2031(a)		453,000	485,842
			827,117
Media—4.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(a)		1,717,000	1,411,532
4.25%, 01/15/2034(a)		1,452,000	1,116,037
CSC Holdings LLC
6.50%, 02/01/2029(a)		296,000	251,338
5.75%, 01/15/2030(a)		519,000	268,674
DISH Network Corp., 11.75%, 11/15/2027(a)		466,000	469,065
Sirius XM Radio, Inc., 4.13%, 07/01/2030(a)		605,000	498,260
Univision Communications, Inc.
8.00%, 08/15/2028(a)		26,000	26,195
7.38%, 06/30/2030(a)		603,000	586,910
			4,628,011
Metals & Mining—0.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)		15,000	15,300
Novelis Corp., 3.25%, 11/15/2026(a)		769,000	698,773
			714,073
Oil & Gas Services—0.6%
Weatherford International Ltd., 8.63%, 04/30/2030(a)		606,000	621,076
Oil, Gas & Consumable Fuels—3.7%
Civitas Resources, Inc.
8.38%, 07/01/2028(a)		202,000	207,769
8.75%, 07/01/2031(a)		202,000	209,070

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Crescent Energy Finance LLC, 9.25%, 02/15/2028(a)		$430,000	$ 437,396
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)		357,000	330,225
Northern Oil & Gas, Inc., 8.75%, 06/15/2031(a)		334,000	336,521
Occidental Petroleum Corp.
6.63%, 09/01/2030		298,000	312,534
6.45%, 09/15/2036		578,000	606,813
Southwestern Energy Co., 4.75%, 02/01/2032		902,000	801,460
Viper Energy Partners LP, 5.38%, 11/01/2027(a)		435,000	417,600
			3,659,388
Packaging & Containers—2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(a)		620,000	611,800
Ball Corp.
2.88%, 08/15/2030		152,000	125,395
3.13%, 09/15/2031		316,000	259,415
Graphic Packaging International LLC
2.63%, 02/01/2029(a)	EUR	114,000	109,121
3.50%, 03/01/2029(a)		$375,000	326,622
3.75%, 02/01/2030(a)		666,000	579,420
OI European Group BV, 6.25%, 05/15/2028(a)	EUR	200,000	226,626
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)		$382,000	388,196
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)		11,000	11,648
			2,638,243
Pharmaceutical—2.4%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028(a)	EUR	502,000	486,308
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030		$756,000	677,502
Viatris, Inc., 2.70%, 06/22/2030		1,425,000	1,164,478
			2,328,288
Real Estate Investment Trust (REIT) Funds—1.7%
GLP Capital, LP/GLP Financing II, Inc. REIT, 5.75%, 06/01/2028		541,000	530,090
Iron Mountain, Inc., 5.00%, 07/15/2028(a)		481,000	445,413
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 10.50%, 02/15/2028(a)		674,000	669,970
			1,645,473
Retail—1.3%
Academy Ltd., 6.00%, 11/15/2027(a)		593,000	572,986
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)		308,000	286,117
5.88%, 03/15/2030(a)		246,000	222,163
Staples, Inc., 7.50%, 04/15/2026(a)		309,000	255,278
			1,336,544
Shares or Principal Amount		Value

Software—0.7%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	$215,000	$ 198,808
6.50%, 10/15/2028(a)	607,000	525,057
		723,865
Total United States		49,719,706
ZAMBIA—1.5%
Metals & Mining—1.5%
First Quantum Minerals Ltd.
6.88%, 03/01/2026(a)	839,000	827,464
6.88%, 10/15/2027(a)	350,000	344,127
8.63%, 06/01/2031(a)	266,000	272,317
		1,443,908
Total Corporate Bonds		90,725,139
EXCHANGE-TRADED FUNDS—4.3%
iShares iBoxx High Yield Corporate Bond ETF	56,654	4,277,377
Total Exchange-Traded Funds		4,277,377
U.S. TREASURIES—0.6%
U.S. Treasury Note, 3.88%, 12/31/2029	645,200	636,203
Total U.S. Treasuries		636,203
SHORT-TERM INVESTMENT—2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(l)	2,263,346	2,263,346
Total Short-Term Investment		2,263,346
Total Investments (Cost $104,059,745)—98.8%		97,902,065
Other Assets in Excess of Liabilities—1.2%		1,140,619
Net Assets—100.0%		$99,042,684

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Security is in default.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2023.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	The maturity date presented for these instruments represents the next call/put date.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2023.
(j)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(k)	Step bond. Rate disclosed is as of July 31, 2023.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Global High Income Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/18/2023	Goldman Sachs & Co.	EUR	352,496	USD	397,623	$389,029	$(8,594)
10/18/2023	JPMorgan Chase Bank N.A.	EUR	72,398	USD	81,666	79,901	(1,765)
10/18/2023	Royal Bank of Canada	EUR	265,425	USD	294,975	292,934	(2,041)
						$761,864	$(12,400)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/18/2023	Deutsche Bank AG	USD	4,114,574	GBP	3,172,979	$4,072,951	$41,623
10/18/2023	Morgan Stanley & Co.	USD	43,758	GBP	33,983	43,622	136
10/18/2023	UBS AG	USD	112,807	GBP	86,811	111,434	1,373
United States Dollar/Euro
10/18/2023	Citibank N.A.	USD	20,752,386	EUR	18,674,495	20,609,920	142,466
10/18/2023	Deutsche Bank AG	USD	680,176	EUR	608,405	671,460	8,716
10/18/2023	Royal Bank of Canada	USD	217,816	EUR	193,042	213,049	4,767
						$25,722,436	$199,081
Unrealized appreciation on forward foreign currency exchange contracts							$199,081
Unrealized depreciation on forward foreign currency exchange contracts							$(12,400)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS —101.1%
ALABAMA—0.3%
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, VRN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 152,671
ARIZONA—0.2%
The Industrial Developement Authority Of The County Of Maricopa Education Revenue Bonds (Legacy Traditional Schools Projects), Series B, 5.00%, 07/01/2049(b)	100,000	90,478
CALIFORNIA—6.5%
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	335,000	328,068
California Community Choice Financing Authority Revenue Bonds (Clean Energy Project), Series C, 5.25%, 01/01/2054(a)	1,000,000	1,044,424
California School Finance Authority Charter School Refunding Revenue Bonds (Partnerships To Uplift Communities Project) (Social Bonds), 5.50%, 08/01/2047(b)	100,000	99,735
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	416,153
M-S-R Energy Authority Gas Revenue Bonds
Series A, 6.50%, 11/01/2039(c)	500,000	609,353
Series B, 6.13%, 11/01/2029(c)	440,000	472,624
Total California		2,970,357
COLORADO—0.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	147,927
CONNECTICUT—3.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Masonicare Corp Obligated Group), Series F, 5.00%, 07/01/2027	1,135,000	1,139,832
State Of Connecticut General Obligation Bonds, Series B, 3.00%, 06/01/2040	500,000	419,994
Total Connecticut		1,559,826
DISTRICT OF COLUMBIA—1.2%
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	537,930
FLORIDA—4.9%
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035(b)	225,000	211,378
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041(b)	765,000	612,817
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward), Series A, 5.00%, 12/15/2039(b)	500,000	491,389
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	600,000	513,484
Principal Amount		Value

Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), Series A, 5.00%, 01/01/2039	$160,000	$ 149,227
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	250,699
Total Florida		2,228,994
GEORGIA—1.1%
Main Street Natural Gas, Inc. Revenue Bonds
Series A, 5.00%, 05/15/2035	250,000	259,390
Series B, 5.00%, 06/01/2026	250,000	253,636
Total Georgia		513,026
INDIANA—3.3%
Indiana Finance Authority (Chf - Tippecanoe, L.L.C. - Student Housing Project) Student Housing Revenue Bonds
Series A, 5.00%, 06/01/2053	450,000	455,550
Series A, 5.13%, 06/01/2058	1,050,000	1,069,005
Total Indiana		1,524,555
LOUISIANA—1.8%
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	9,944
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), (AGM), 5.00%, 01/01/2028	500,000	535,867
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), (AGM), Series B, 5.00%, 10/01/2027	250,000	269,282
Total Louisiana		815,093
MASSACHUSETTS—2.0%
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Obligated Group), Series A, 5.00%, 07/01/2036	500,000	507,841
Massachusetts Development Finance Agency Revenue Bonds Simmons University Issue
Series N, 5.25%, 10/01/2036	130,000	135,911
Series N, 5.25%, 10/01/2037	135,000	139,790
Series N, 5.25%, 10/01/2038	145,000	149,421
Total Massachusetts		932,963
MICHIGAN—3.7%
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	947,207
4.00%, 07/01/2038	750,000	669,543
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024(c)	90,000	89,297
Total Michigan		1,706,047
MISSISSIPPI—8.6%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 5.27%, 11/01/2032(a)	3,940,000	3,940,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW HAMPSHIRE—1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
Series A, 5.00%, 08/01/2035	$250,000	$ 262,944
Series A, 5.00%, 08/01/2036	245,000	256,226
Total New Hampshire		519,170
NEW JERSEY—6.0%
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
(Pre-refunded @ $100, 07/01/2026), Series F, 4.00%, 07/01/2033	70,000	71,935
Series F, 4.00%, 07/01/2033	30,000	30,358
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,156,479
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	504,987
Total New Jersey		2,763,759
NEW YORK—17.3%
Build NYC Resource Corp. Revenue Bonds (Classical Charter Schools Project), Series A, 4.75%, 06/15/2053	850,000	809,532
Build NYC Resource Corporation Revenue Bonds (Kipp NYC Public School Facilities - Canal West Project), 5.25%, 07/01/2052	100,000	101,507
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)(c)	85,000	87,016
5.00%, 07/01/2033(b)	625,000	661,477
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	148,170
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,045,775
Metropolitan Transportation Authority Revenue Bonds
Series A-1, 5.00%, 11/15/2027	695,000	718,513
Series C-1, 5.00%, 11/15/2027	1,150,000	1,184,603
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,014,443
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	313,893
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	250,000	246,465
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), Series A, 5.25%, 01/01/2050	1,000,000	1,000,356
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	588,726
Total New York		7,920,476
OHIO—3.6%
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series B-2, 5.00%, 06/01/2055	605,000	562,300
Principal Amount		Value

Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029(c)	$135,000	$ 127,214
State Of Ohio Healthcare Facility Revenue Bonds, Series B, 4.00%, 07/01/2046	1,085,000	967,957
Total Ohio		1,657,471
PENNSYLVANIA—4.7%
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward), 4.00%, 12/01/2037	300,000	291,180
Pennsylvania Turnpike Commission Revenue Bonds, (AGM), Series A, 5.25%, 07/15/2029	850,000	974,306
School Dist. of the City of Erie, General Obligation Limited Bonds, (AGM ST AID WITHHLDG), Series A, 5.00%, 04/01/2034	825,000	903,417
Total Pennsylvania		2,168,903
PUERTO RICO—0.2%
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	98,608
RHODE ISLAND—1.1%
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	515,000	507,403
SOUTH CAROLINA—2.1%
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue Bonds (Lowcountry Leadership Charter School Project), Series A, 5.00%, 12/01/2039(b)	1,000,000	948,922
TENNESSEE—3.0%
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	513,308
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.00%, 10/01/2034	360,000	371,372
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	500,375
Total Tennessee		1,385,055
TEXAS—17.9%
Arlington Higher Education Finance Corp. Education Revenue Bonds, Trinity Basin Preparatory, Inc., (PSF-GTD), 4.00%, 08/15/2050	1,000,000	926,234
Arlington Higher Education Finance Corp. Revenue Bonds, (Basis Texas Charter Schools, Inc.), Series A, 4.88%, 06/15/2056(a)(b)	190,000	189,964
Clifton Higher Education Finance Corporation Education Revenue Bonds (Valor Education), Series A, 6.25%, 06/15/2053(b)	600,000	600,682
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Houston Methodist Hospital), 4.00%, 12/01/2045	1,250,000	1,189,210
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	1,185,000	1,247,116

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County Industrial Development Corp. Marine Terminal Refunding Revenue Bonds (Energy Transfer Lp Project), VRN, 4.05%, 11/01/2050(a)	$500,000	$ 502,587
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	994,611
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 4.00%, 01/01/2050(b)	1,000,000	712,814
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	839,934
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,000,688
Total Texas		8,203,840
UTAH—1.5%
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	103,480
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	568,876
Total Utah		672,356
WASHINGTON—0.4%
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	179,269
Principal Amount		Value

WISCONSIN—4.9%
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	$530,000	$ 548,252
5.00%, 06/15/2034	425,000	438,433
Series A, 5.00%, 07/01/2038	1,000,000	1,003,618
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	263,586
Total Wisconsin		2,253,889
Total Municipal Bonds		46,398,988
Total Investments (Cost $47,474,832)—101.1%		46,398,988
Liabilities in Excess of Other Assets—(1.1%)		(491,828)
Net Assets—100.0%		$45,907,160

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Sinkable security.

AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS —100.4%
ALABAMA—0.4%
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	$180,000	$ 173,760
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, VRN, Series D-1, 5.50%, 06/01/2049(a)	285,000	300,077
Total Alabama		473,837
ARIZONA—5.7%
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier)
Series C, 5.13%, 01/01/2034(b)	775,000	484,116
Series C, 5.13%, 01/01/2035(b)	815,000	494,867
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), Series A, 3.00%, 12/15/2031(b)	655,000	562,620
Arizona Industrial Development Authority Revenue Refunding Bonds (Doral Academy of Northern Nevada Project)
Series A, 4.00%, 07/15/2026(b)	125,000	121,505
Series A, 4.00%, 07/15/2027(b)	125,000	120,868
Series A, 4.00%, 07/15/2028(b)	185,000	178,067
Series A, 4.00%, 07/15/2029(b)	200,000	191,596
Series A, 4.00%, 07/15/2030(b)	215,000	204,563
Series A, 4.00%, 07/15/2031(b)	215,000	203,055
Series A, 4.00%, 07/15/2032(b)	225,000	210,306
Series A, 4.00%, 07/15/2033(b)	185,000	171,040
Series A, 4.00%, 07/15/2034(b)	185,000	168,661
Series A, 4.00%, 07/15/2035(b)	255,000	228,008
Series A, 4.00%, 07/15/2036(b)	250,000	219,173
Series A, 4.00%, 07/15/2037(b)	275,000	236,381
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026(b)	330,000	333,602
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University)
5.00%, 10/01/2026(b)	245,000	244,842
5.13%, 10/01/2030(b)	425,000	427,120
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026(b)	770,000	754,021
The Industrial Developement Authority Of The County Of Maricopa Education Revenue Bonds (Legacy Traditional Schools Projects), Series B, 5.00%, 07/01/2049(b)	635,000	574,533
The Industrial Development Authority Of The City Of Phoenix, Student Housing Revenue Bonds (Downtown Phoenix Student Housing II LLC - Arizona State University Project), Series A, 5.00%, 07/01/2059	1,500,000	1,475,341
Total Arizona		7,604,285
ARKANSAS—1.1%
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A, 5.00%, 09/01/2026	1,490,000	1,534,601
Principal Amount		Value

CALIFORNIA—4.2%
California Community Choice Financing Authority Revenue Bonds (Clean Energy Project), Series C, 5.25%, 01/01/2054(a)	$2,500,000	$ 2,611,061
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A, 5.00%, 10/01/2026(b)	40,000	39,743
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group), Series B-1, 3.13%, 05/15/2029(b)	3,075,000	2,920,309
California School Finance Authority Charter School Refunding Revenue Bonds (Partnerships To Uplift Communities Project) (Social Bonds), 5.50%, 08/01/2043(b)	100,000	100,918
Total California		5,672,031
COLORADO—6.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.)
4.00%, 05/01/2024	150,000	148,974
4.00%, 05/01/2027	65,000	63,819
4.00%, 05/01/2029	145,000	141,889
4.00%, 05/01/2030	120,000	117,063
4.00%, 05/01/2036	175,000	163,112
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge)
Series B-1, 3.50%, 05/15/2030	6,950,000	6,102,575
Series B-2, 2.63%, 05/15/2029	1,705,000	1,519,507
Total Colorado		8,256,939
CONNECTICUT—3.2%
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	336,278
Series A, 5.00%, 11/01/2026	325,000	342,422
Series A, 5.00%, 11/01/2027	635,000	680,371
Series B, 5.00%, 11/01/2025	240,000	248,328
Series B, 5.00%, 11/01/2026	200,000	210,721
Series B, 5.00%, 11/01/2027	200,000	214,290
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group), Series A, 5.00%, 01/01/2030(b)	500,000	488,151
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
Series N, 5.00%, 07/01/2025	400,000	400,199
Series N, 5.00%, 07/01/2026	575,000	576,983
Series N, 5.00%, 07/01/2027	430,000	433,018
Series N, 5.00%, 07/01/2029	300,000	304,279
Total Connecticut		4,235,040
FLORIDA—6.7%
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	300,000	271,908

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
Capital Trust Authority Educational Facilities Revenue Refunding Bonds (Southeastern University, Inc. Project), Series A, 6.00%, 05/01/2043(b)	$2,000,000	$ 1,990,622
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	10,000	10,039
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(b)	530,000	513,964
Series A, 5.00%, 12/15/2034(b)	530,000	537,383
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	98,415
Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group), 4.00%, 06/01/2024(b)	105,000	103,999
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group)
Series A, 4.00%, 06/30/2027(b)	150,000	144,210
Series A, 4.00%, 06/30/2028(b)	195,000	185,533
Series A, 4.00%, 06/30/2029(b)	205,000	193,009
Series A, 4.00%, 06/30/2030(b)	215,000	200,055
Series A, 4.00%, 06/30/2031(b)	225,000	206,699
Series A, 4.00%, 06/30/2036(b)	625,000	535,479
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group)
Series B-1, 2.38%, 06/01/2027(b)	835,000	802,158
Series B-2, 1.75%, 06/01/2026(b)	440,000	439,895
Florida Development Finance Corporation Solid Waste Disposal Revenue Bonds (Waste Pro USA, Inc. Project), VRN, 6.13%, 07/01/2032(a)(b)	500,000	503,301
Lee County Industrial Development Authority Refunding Revenue Bonds (Shell Point Obligated Group), 4.00%, 11/15/2030	5,000	4,849
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	400,000	342,323
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,315,000	1,338,370
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	315,000	314,101
Series A, 5.00%, 01/01/2039	240,000	223,841
Total Florida		8,960,153
Principal Amount		Value

IDAHO—0.4%
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026(b)	$600,000	$ 591,062
ILLINOIS—5.6%
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	612,610
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	419,056
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	55,000	55,003
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group)
4.00%, 10/01/2027(b)	405,000	385,098
4.00%, 10/01/2028(b)	580,000	546,541
4.00%, 10/01/2029(b)	910,000	848,883
4.00%, 10/01/2030(b)	630,000	581,668
Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2028	120,000	120,913
5.00%, 10/01/2029	200,000	202,133
5.00%, 10/01/2030	100,000	101,162
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC)
Series A, 5.00%, 02/15/2027	420,000	424,735
Series A, 5.00%, 02/15/2028	400,000	405,678
Series A, 5.00%, 02/15/2029	520,000	527,955
Series A, 5.00%, 02/15/2030	335,000	340,125
Series A, 5.00%, 02/15/2031	370,000	375,661
Series A, 5.00%, 02/15/2032	225,000	228,111
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	258,526
5.00%, 12/01/2029	315,000	325,713
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	159,362
5.00%, 12/01/2027	150,000	162,096
5.00%, 12/01/2028	350,000	382,556
Total Illinois		7,463,585
INDIANA—0.5%
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	70,000	70,751
Indiana Finance Authority (Chf - Tippecanoe, L.L.C. - Student Housing Project) Student Housing Revenue Bonds
Series A, 5.00%, 06/01/2043	100,000	102,255
Series A, 5.00%, 06/01/2053	550,000	556,783
Total Indiana		729,789

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
KANSAS—0.6%
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group)
Series B-1, 2.88%, 06/01/2028	$375,000	$ 347,250
Series B-2, 2.38%, 06/01/2027	430,000	403,940
Total Kansas		751,190
LOUISIANA—3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	950,000	909,610
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	155,000	154,231
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project)
Series A, 5.00%, 01/01/2024	180,000	178,812
Series A, 5.00%, 01/01/2025	370,000	361,578
Series A, 5.00%, 01/01/2026	390,000	375,006
Series A, 5.00%, 01/01/2027	410,000	386,636
Series A, 5.00%, 01/01/2028	430,000	397,796
Series A, 5.00%, 01/01/2029	450,000	408,479
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	842,903
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	386,127
Total Louisiana		4,401,178
MARYLAND—1.7%
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	25,000	24,973
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University)
Series A, 5.00%, 09/01/2027(b)	1,495,000	1,495,199
Series A, 5.00%, 09/01/2032(b)	740,000	742,405
Total Maryland		2,262,577
MASSACHUSETTS—3.8%
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	230,000	229,430
Principal Amount		Value

Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	$500,000	$ 490,338
4.00%, 10/01/2026(b)	500,000	485,507
4.00%, 10/01/2027(b)	450,000	432,430
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,507,137
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue)
Series A, 5.00%, 07/01/2033	500,000	514,921
Series A, 5.00%, 07/01/2034	300,000	308,370
Massachusetts Development Finance Agency Revenue Bonds Simmons University Issue
Series N, 5.25%, 10/01/2036	370,000	386,824
Series N, 5.25%, 10/01/2037	265,000	274,403
Series N, 5.25%, 10/01/2038	405,000	417,349
Total Massachusetts		5,046,709
MICHIGAN—1.6%
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	501,871
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	20,000	19,933
Flint Hospital Building Authority Revenue Bonds (Hurley Medical Center), Series B, 4.75%, 07/01/2028	1,000,000	970,265
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	663,167
Total Michigan		2,155,236
MINNESOTA—3.3%
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	4,465,000	4,393,760
MISSISSIPPI—2.5%
Mississippi Development Bank Obligation Bonds (Mangolia Regional Health Centre)
5.00%, 10/01/2023(b)	415,000	415,175
5.00%, 10/01/2024(b)	440,000	442,292
5.00%, 10/01/2025(b)	660,000	665,275
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	1,865,000	1,850,075
Total Mississippi		3,372,817
MISSOURI—0.4%
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025(c)(d)	675,000	303,750

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSOURI (continued)
Plaza at Noah's Ark Community Improvement District Revenue Bonds
3.00%, 05/01/2024	$100,000	$ 98,798
3.00%, 05/01/2025	100,000	97,208
3.00%, 05/01/2026	100,000	95,687
Total Missouri		595,443
NEW JERSEY—0.2%
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	50,000	49,865
Passaic County Improvement Authority Charter School Revenue Bonds (Paterson Arts and Science Charter School Project), 5.25%, 07/01/2043	200,000	202,540
Total New Jersey		252,405
NEW YORK—15.0%
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	600,000	603,445
5.00%, 10/01/2026	630,000	636,999
4.00%, 10/01/2037	500,000	441,101
Build NYC Resource Corp. Revenue Bonds (Classical Charter Schools Project), Series A, 4.50%, 06/15/2043	690,000	660,862
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project)
Series A, 5.00%, 06/01/2024(b)	390,000	391,422
Series A, 5.00%, 06/01/2025(b)	410,000	411,251
Series A, 5.00%, 06/01/2026(b)	430,000	431,207
Series A, 5.00%, 06/01/2027(b)	450,000	451,057
Series A, 5.00%, 06/01/2032(b)	500,000	492,955
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	550,000	563,047
5.00%, 07/01/2033(b)	2,635,000	2,788,785
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	464,947
Madison County Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022(c)(d)(e)	6,500,000	4,550,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), Series A, 5.25%, 01/01/2050	1,000,000	1,000,356
New York Transportation Development Corp. Speciality Facility Revenue Bonds, 3.00%, 08/01/2031	1,000,000	887,141
Principal Amount		Value

Westchester County Local Development Corporation Revenue Bonds (Purchase Senior Learning Community Inc. Project)
Series B, 3.60%, 07/01/2029(b)	$2,000,000	$ 1,808,291
Series C, 3.20%, 07/01/2028(b)	1,675,000	1,566,721
Series D, 2.88%, 07/01/2026(b)	1,000,000	953,729
Western Regional Off-Track Betting Corp. Revenue Bonds, 3.00%, 12/01/2026(b)	940,000	870,130
Total New York		19,973,446
OHIO—0.8%
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series B-2, 5.00%, 06/01/2055	990,000	920,128
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	180,000	181,432
Total Ohio		1,101,560
OREGON—2.8%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds
0.95%, 06/01/2027	1,000,000	874,414
Series B, 1.20%, 06/01/2028	1,800,000	1,526,324
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group), Series B-2, 2.13%, 11/15/2027	1,500,000	1,356,475
Total Oregon		3,757,213
PENNSYLVANIA—2.4%
City of Scranton PA General Obligation Bonds, 5.00%, 09/01/2023(b)	1,000,000	999,513
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(b)	1,610,000	1,580,684
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), Series A, 4.00%, 05/01/2031	680,000	637,138
Total Pennsylvania		3,217,335
PUERTO RICO—0.8%
HTA HRRB Assured Custodial Trust CTFS Revenue Bonds, 5.50%, 07/01/2030	1,000,000	1,027,098
RHODE ISLAND—0.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B, 5.00%, 09/01/2023	500,000	499,955
SOUTH CAROLINA—1.6%
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue Bonds (Lowcountry Leadership Charter School Project), Series A, 5.00%, 12/01/2039(b)	795,000	754,393

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Lowcountry Leadership Charter School), Series A, 4.00%, 12/01/2029(b)	$1,030,000	$ 969,148
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), Series A, 5.25%, 02/01/2027(b)(c)(d)(f)	1,060,000	424,000
Total South Carolina		2,147,541
TEXAS—6.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools)
Series A, 5.00%, 08/15/2023	155,000	154,975
Series A, 5.00%, 08/15/2028	80,000	80,352
Series A, 4.00%, 08/15/2029	75,000	71,170
Series A, 4.00%, 08/15/2030	80,000	75,302
Series A, 4.00%, 08/15/2031	90,000	83,932
Arlington Higher Education Finance Corp. Revenue Bonds, (Basis Texas Charter Schools, Inc.), Series A, 4.88%, 06/15/2056(a)(b)	560,000	559,894
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), AMT, Series A, 3.63%, 07/01/2026(b)	4,000,000	3,663,250
Change Desertexpress Enterprises LLC to Brightline West Passenger Rail Project, VRN, Series B, 2.00%, 11/15/2061(a)	715,466	286,406
Clifton Higher Education Finance Corporation Education Revenue Bonds (Valor Education)
Series A, 6.00%, 06/15/2048(b)	1,000,000	982,179
Series A, 6.25%, 06/15/2053(b)	200,000	200,228
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	275,000	274,975
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.), Series D, 6.00%, 07/01/2026(c)	95,000	38,000
New Hope Cultural Education Facilities Finance Corp.(Outlook at Windhaven Forefront Living Obligated Group), Series B-3, 4.25%, 10/01/2026	2,000,000	1,965,079
New Hope Cultural Education Facilities Finance Corporation Education Revenue And Refunding Bonds (Jubilee Academic Center), 4.00%, 08/15/2023(b)	360,000	359,801
SA Energy Acquisition Public Facility Corp. Revenue Bonds, 5.50%, 08/01/2023	50,000	50,000
Total Texas		8,845,543
Principal Amount		Value

UTAH—1.4%
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School)
Series A, 4.50%, 10/15/2028(b)	$500,000	$ 478,609
Series A, 4.63%, 10/15/2048(a)(b)	1,000,000	971,300
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), Series A, 3.25%, 06/15/2031(b)	535,000	474,360
Total Utah		1,924,269
WASHINGTON—5.9%
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy)
Series A, 4.00%, 07/01/2025(b)	355,000	349,218
Series A, 4.00%, 07/01/2026(b)	285,000	278,934
Series A, 4.00%, 07/01/2027(b)	295,000	287,583
Series A, 4.00%, 07/01/2028(b)	305,000	295,979
Series A, 4.00%, 07/01/2029(b)	320,000	309,182
Washington State Housing Finance Commission Revenue Bonds(Eliseo Project)
Series B-1, 2.50%, 07/01/2028(b)	4,375,000	3,856,218
Series B-2, 2.13%, 07/01/2027(b)	2,750,000	2,479,316
Total Washington		7,856,430
WEST VIRGINIA—0.3%
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	425,000	424,156
WISCONSIN—11.0%
Public Finance Authority Educational Facilities Revenue Refunding Bonds (The Methodist University)
4.00%, 03/01/2029(b)	890,000	812,526
4.00%, 03/01/2030(b)	950,000	853,175
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2029(b)	500,000	506,846
Series A-1, 6.00%, 01/01/2027(c)	4,100,000	3,648,581
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-1, 3.50%, 03/01/2027(b)	4,000,000	3,777,812
Series B-2, 3.00%, 03/01/2026(b)	790,000	766,650
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic)
Series A, 3.00%, 12/01/2026	250,000	237,443
Series A, 4.00%, 12/01/2031	700,000	670,461
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	990,000	897,297
Wisconsin Health & Educational Facilities Authority Revenue Bond, Series A, 5.00%, 11/01/2023	360,000	359,145
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	685,685
5.00%, 01/01/2027	830,000	832,995

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2024	$210,000	$ 210,646
5.00%, 06/15/2026	230,000	232,814
5.00%, 06/15/2027	160,000	163,174
Total Wisconsin		14,655,250
Total Municipal Bonds		134,182,433
Total Investments (Cost $146,762,956)—100.4%		134,182,433
Liabilities in Excess of Other Assets—(0.4%)		(578,736)
Net Assets—100.0%		$133,603,697

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Level 3 security. Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees.
(f)	Security is in forbearance as of July 31, 2023.

AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —98.6%
ALABAMA—7.5%
Black Belt Energy Gas District Revenue Bonds, FRN, Series B-1, 4.39%, 12/01/2048(a)	$20,000,000	$ 19,989,604
Chatom Industrial Development Board Revenue Bonds Powersouth Energy Coop., Inc. F/K/A Alabama Elec Coop, Inc., VRN, Series A, 3.25%, 08/01/2037(a)	3,100,000	3,085,817
Health Care Authority for Baptist Health Revenue Bonds, Series B, 5.27%, 11/01/2042(a)	15,925,000	15,925,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Ctfs, VRDN, Series 2022-XM1062, 4.21%, 01/01/2053(a)(b)	5,000,000	5,000,000
The Industrial Development Board of the Town of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 4.70%, 12/01/2038(a)	2,770,000	2,770,000
Total Alabama		46,770,421
ARIZONA—2.7%
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 4.25%, 09/01/2024(a)	4,200,000	4,198,912
The Industrial Development Authority of the City of Chandler, Arizona Industrial Development Revenue Bonds
VRN, 2.40%, 12/01/2035(a)	500,000	499,694
AMT, VRN, 2.70%, 12/01/2037(a)	2,250,000	2,248,577
The Industrial Development Authority of the City of Phoenix, Arizona Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project), AMT, FRN, Series D, 3.88%, 12/01/2035(a)	10,000,000	10,000,000
Total Arizona		16,947,183
ARKANSAS—4.1%
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), VRDN, Series B-4, 5.27%, 09/01/2044(a)	25,462,000	25,462,000
CALIFORNIA—7.7%
California Community Choice Financing Authority Revenue Bonds (Clean Energy Project), Series C, 5.00%, 10/01/2024	290,000	291,707
California Infrastructure and Economic Development Bank Brightline West Passenger Rail Project Series Revenue Bonds, FRN, Series A, 3.65%, 01/01/2050(a)(b)	20,000,000	19,914,840
California Municipal Finance Authority Solid Waste Disposal Facilities Revenue Refunding Bonds (Republic Services, Inc. Project), Series A, 4.10%, 07/01/2041(a)	1,000,000	999,669
Shares or Principal Amount		Value

California Pollution Control Financing Authorit Solid Waste Disposal Refunding Revenue Bonds (Republic Services, Inc. Project), FRN, 4.25%, 07/01/2043(a)(b)	$3,000,000	$ 2,999,483
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.), Series A, 3.88%, 08/01/2023(b)	6,000,000	6,000,000
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), (AGM), Series E, 4.64%, 07/01/2040(a)	11,150,000	11,150,000
Change Commonspirit Health to Dignity Health
(AGM), Series D, 4.08%, 07/01/2041(a)	3,975,000	3,975,000
(AGM), Series F, 4.08%, 07/01/2040(a)	2,750,000	2,750,000
Total California		48,080,699
COLORADO—0.2%
E-470 Public Highway Authority Revenue Bonds, FRN, Series B, 3.90%, 09/01/2039(a)	1,500,000	1,495,447
CONNECTICUT—1.1%
City of West Have, Connecticut General Obligation Bond Anticipation Notes, 5.00%, 09/28/2023	6,530,000	6,528,775
FLORIDA—0.8%
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.)
AMT, FRN, Series A, 4.36%, 11/01/2033(a)	3,000,000	2,946,261
AMT, FRN, Series B, 4.36%, 11/01/2048(a)	2,000,000	1,963,451
Total Florida		4,909,712
GEORGIA—0.5%
Appling County (Georgia) Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 4.80%, 09/01/2041(a)	3,400,000	3,400,000
ILLINOIS—0.2%
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,032,116
INDIANA—4.3%
Indiana Finance Authority RevenueBonds (ArcelorMittal SA), 3.45%, 08/01/2030(a)	26,400,000	26,400,000
KANSAS—0.7%
City of Seneca, Kansas Hospital Revenue Bonds, 5.00%, 09/01/2025	4,330,000	4,359,172
KENTUCKY—5.7%
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-1, 5.45%, 07/01/2060(a)	460,000	460,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY (continued)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-1, 5.45%, 08/01/2061(a)	$25,900,000	$ 25,900,000
County of Meade, Kentucky Industrial Building Revenue Bonds (Nucor Steel Brandenburg Project) (Green Bonds), AMT, VRDN, Series B-1, 5.40%, 08/01/2061(a)	600,000	600,000
Kentucky Economic Development Finance Authority Solid Waste Refunding Revenue Bonds (Republic Services, Inc. Project), AMT, FRN, Series A, AMT, FRN, 4.05%, 04/01/2031(a)	3,000,000	2,998,855
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	5,000,000	4,996,608
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 4.00%, 08/15/2023	700,000	700,176
Total Kentucky		35,655,639
MARYLAND—8.0%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 5.77%, 03/01/2030(a)	49,905,000	49,905,000
MICHIGAN—0.1%
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027(a)	500,000	483,067
MINNESOTA—2.4%
J P Morgan Chase Putters / Drivers Tr Var Sts Ctfs 5028, VRDN, 5.20%, 03/20/2024(a)(b)	14,900,000	14,900,000
MISSISSIPPI—11.6%
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 4.88%, 12/01/2049(a)	10,000,000	10,000,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 5.27%, 11/01/2032(a)	62,075,000	62,075,000
Total Mississippi		72,075,000
NEBRASKA—1.9%
Central Plains Energy Project Gas Project Revenue Bonds (Project No. 4), VRN, 5.00%, 03/01/2050(a)	12,000,000	12,038,951
NEVADA—1.0%
Director Of The State Of Nevada Department Of Business And Industry Variable Rate Demand Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project), FRN, Series 2001, 4.13%, 12/01/2026(a)(b)	6,000,000	5,997,545
Shares or Principal Amount		Value

NEW HAMPSHIRE—1.1%
National Finance Authority Solid Waste Disposal Refunding Revenue Bonds (Waste Management, Inc. Project), FRN, Series A3, 4.00%, 04/01/2024(a)	$7,000,000	$ 6,999,030
NEW JERSEY—2.0%
City Of Camden, In The County Of Camden, New Jersey Bond Anticipation Note, 4.50%, 04/26/2024	2,275,000	2,281,205
Township Of Belleville In The County Of Essex, New Jersey Notes, Consisting Of A General Improvement Bond Anticipation Note, And Water Utility Bond Anticipation Note, 5.00%, 07/10/2024	10,000,000	10,085,416
Total New Jersey		12,366,621
NEW YORK—6.5%
City of Elmira General Obligation Limited Bonds, 4.00%, 05/01/2024	675,000	676,866
City of Long Beach New York Anticipation Notes, Series A, 4.00%, 02/16/2024	10,000,000	9,990,339
Liberty New York Development Corp. Revenue CTFS, VRDN, Series 2015-XM0106, 4.33%, 10/01/2035(a)(b)	3,750,000	3,750,000
Metropolitan Transportation Authority Revenue Bonds, FRN, Series D-1, 3.88%, 11/01/2035(a)	4,490,000	4,478,326
New York City General Obligation Unlimited Bonds
(AGC), Series C-4, 4.40%, 10/01/2027(a)	4,825,000	4,825,000
(AGM), Series J-2, 4.59%, 06/01/2036(a)	1,125,000	1,125,000
(AGM), Series J-3, 4.73%, 06/01/2036(a)	5,575,000	5,575,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, Series A, 5.00%, 01/01/2024	1,500,000	1,504,473
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.94%, 01/01/2032(a)	3,915,000	3,893,736
Village Of Johnson City Broome County, New York Bond Anticipation Notes, Series C, 5.25%, 09/29/2023	4,550,000	4,550,518
Total New York		40,369,258
NORTH CAROLINA—0.1%
Fayetteville State University Revenue Bonds
(AGM), 5.00%, 04/01/2024	425,000	428,021
(AGM), 5.00%, 04/01/2026	470,000	487,973
Total North Carolina		915,994
OHIO—0.8%
State of Ohio Hospital (University Hospitals Health System, Inc.) Revenue Bonds, VRDN, Series C, 4.50%, 01/15/2045(a)	5,000,000	5,000,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
OKLAHOMA—2.0%
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN, Series B, 4.46%, 08/15/2031(a)	$10,680,000	$ 10,680,000
The Oklahoma Development Finance Authority Health System Revenue Refunding Bonds (Integris Obigated Group), Series A, 5.00%, 08/15/2023	1,500,000	1,500,395
Total Oklahoma		12,180,395
OREGON—0.3%
State of Oregon Business Development Commission Recovery Zone Facility Bonds, VRN, Series 232, 2.40%, 12/01/2040(a)	2,000,000	1,998,775
PENNSYLVANIA—9.1%
Central Bradford Progress Authority Revenue Bonds (The Guthrie Clinic Issue), VRDN, Series D, 4.48%, 12/01/2041(a)	23,805,000	23,805,000
Montgomery County Higher Education And Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, Series D, 4.42%, 09/01/2050(a)	2,200,000	2,200,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds (PPL Energy Supply, LLC Project), VRDN, Series C, 5.20%, 12/01/2037(a)	30,000,000	30,000,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 3.88%, 08/01/2045(a)	300,000	300,000
Total Pennsylvania		56,305,000
SOUTH CAROLINA—3.2%
Berkeley Cnty S C Indl Dev Rev Adj Rt Nucor Corp Proj 1996 A, VRDN, Series A, 5.03%, 03/01/2029(a)	1,100,000	1,100,000
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), VRDN, Series C, 4.45%, 05/01/2048(a)	18,825,000	18,825,000
Total South Carolina		19,925,000
TENNESSEE—0.1%
The Industrial Development Board Of The Metropolitan Government Of Nashville And Davidson County Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc. Of Tennessee Project), 0.58%, 08/01/2031(a)	350,000	338,147
TEXAS—7.7%
City of Houston TX Hotel Occupancy Tax & Revenue Bonds
4.00%, 09/01/2023	180,000	180,016
4.00%, 09/01/2025	425,000	429,223
Shares or Principal Amount		Value

Port of Corpus Christi Authority of Nueces County Revenue Bonds (Flint Hills Resources LP), AMT, VRDN, Series A, 4.95%, 07/01/2029(a)(b)	$9,900,000	$ 9,900,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), AMT, VRDN, Series F, 5.05%, 01/01/2032(a)	12,050,000	12,050,000
Port Of Port Arthur Navigation District Of Jefferson County, Texas Environmental Facilities Revenue Bonds (Motiva Enterprises Llc Project), VRDN, Series D, 3.75%, 11/01/2040(a)	10,000,000	10,000,000
Port of Port Arthur Navigation District Revenue Bonds, 5.25%, 04/01/2040(a)	2,600,000	2,600,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises LLC), VRDN, Series M, 4.14%, 12/01/2027(a)	6,000,000	6,000,000
Texas Department Of Housing And Community Affairs Multifamily Housing Revenue Bonds (Fishpond At Corpus Christi Apartments), VRN, (HUD SECT 8), Series REMK, 4.00%, 06/01/2038(a)	2,000,000	2,000,138
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2024	3,100,000	3,123,348
5.00%, 12/15/2025	1,500,000	1,516,913
Total Texas		47,799,638
VIRGINIA—0.2%
Industrial Development Authority Of The County Of Charles City Variable Rate Demand Solid Waste Disposal Revenue Bonds, (Waste Management Of Virginia, Inc. Project), VRN, Series A, 3.95%, 08/01/2027(a)	1,250,000	1,249,068
WEST VIRGINIA—0.3%
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 4.43%, 06/01/2033(a)	1,835,000	1,835,000
WISCONSIN—4.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series C, 5.27%, 02/15/2053(a)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic Health System), VRDN, Series A, 5.27%, 02/15/2053(a)	27,000,000	27,000,000
Total Wisconsin		29,000,000
Total Municipal Bonds		612,722,653
SHORT-TERM INVESTMENTS—1.6%
CERTIFICATES OF DEPOSIT—1.6%
UNITED STATES—1.6%
County of Mercer, 3.80%, 09/06/2023	9,750,000	9,750,000
Total Certificates of Deposit		9,750,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS (continued)
MONEY MARKET FUNDS—0.0%
BlackRock Liquidity Funds MuniCash, Institutional Shares	80,436	$ 80,436
Total Money Market Funds		80,436
Total Short-Term Investments		9,830,436
Total Investments (Cost $623,169,446)—100.2%		622,553,089
Liabilities in Excess of Other Assets—(0.2%)		(1,494,645)
Net Assets—100.0%		$621,058,444

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars .
a.    Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Inc. ("abrdn" or the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the
52

Notes to Statement of Investments  (concluded)
July 31, 2023 (unaudited)

Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
53